Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	USCF ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001597389
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	uscf
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2024
Prospectus Date	rr_ProspectusDate	Oct. 30, 2024
USCF Midstream Energy Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY — USCF MIDSTREAM ENERGY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the USCF Midstream Energy Income Fund (the “Fund”) is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio holdings received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks a high level of current income and, as a secondary objective, capital appreciation, by investing in high quality midstream energy infrastructure companies that pay current distributions to shareholders. Miller/Howard Investments, Inc. (the “Sub-Adviser”) serves as the sub-adviser for the Fund and manages the Fund’s investments. The Fund utilizes a bottom-up fundamental research process to evaluate midstream energy infrastructure companies on a number of key metrics, including income, growth of income, distribution coverage, leverage, direct-commodity price exposure, and contract quality. To be considered as potential Fund investments, such companies will typically meet the Fund’s criteria of persistent cash flow generation and have management teams with a consistent track record of efficient capital allocation. The Fund will seek to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities of U.S. and Canadian companies of any market capitalization deemed by the Fund to be engaged in the midstream energy sector. Companies engaged in the midstream energy sector are primarily structured as publicly-traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), and companies structured or who elect to be taxed as C-corporations that derive the majority of their revenue from operating or providing midstream energy services. Midstream energy services include the provision of transportation, storage, and gathering and processing infrastructure for oil, natural gas, and other products.

The Fund will typically invest in approximately twenty to twenty-five companies that are engaged in the midstream energy sector, though it is not required to do so. The Fund will select these companies for investment from, as of the date of this Prospectus, approximately forty-eight eligible midstream energy and MLP companies.

In evaluating potential portfolio companies for investment, the Fund will consider the company’s liquidity (including the company’s average daily traded volume) and market capitalization (generally selecting companies with market capitalizations greater than $1.5 billion). The Fund will also consider the company’s ownership, public float, and corporate structure, and the company’s financial characteristics, business model, valuation, and management and board members. As part of its process to evaluate potential portfolio companies, the Fund also conducts an environmental, social and governance (“ESG”) risk assessment and assigns an ESG risk rating for each company reviewed. The risk assessment looks at a number of factors, including exposure to environmental risks, policies on diversity and inclusion, and corporate governance.

The Fund may directly invest up to 25% of its total assets in equity securities of certain MLPs treated as publicly-traded partnerships. The Fund will invest more than 25% of the value of its total assets in the energy, oil, and gas industries.

The Fund’s investments in the securities of Canadian issuers are generally expected to comprise less than 40% of the value of the Fund’s total assets.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Energy Sector Risk. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Because of the Fund’s focus in this sector, the performance of the Fund is tied closely to and affected by developments in the energy sector. The energy markets are subject to both short- and long-term trends that impact demand for and supply of energy commodities. A decrease in the production of energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution (such as reduced volumes of natural gas or other energy commodities so available), or a sustained decline in demand for such commodities (such as a sustained reduced demand for crude oil, natural gas, and refined petroleum products resulting from a recession or an increase in market price or higher taxes) may adversely impact the financial performance of companies operating in the energy sector, including MLPs.

These companies, including MLPs, are subject to the above and other supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, economic conditions, war, violence, disruptive activity caused by political unrest, and attacks or threats of attack by terrorists, among other factors. The energy sector has experienced increased volatility as a result of conflicts in the Middle East and the Russia-Ukraine war. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole, and a downturn in the energy sector could have an adverse effect on the Fund’s performance. MLPs operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, and crude oil, in both the short- and long-term, and it is impossible to predict such fluctuations with accuracy. MLPs and other companies operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities, and such reductions could adversely affect the ability of such MLPs to make distributions to the Fund. To the extent a significant portion of the Fund is invested in the energy sector, the Fund may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy.

Energy Infrastructure Companies Risk. Energy infrastructure companies, including MLPs, midstream energy C-corporations, and utility companies, are subject to risks specific to the energy and energy-related industries. This includes but is not limited to: fluctuations in commodity prices impacting the volume of energy commodities transported, processed, stored or distributed; reductions in volumes of crude oil, natural gas or other energy commodities being available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions limiting growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time; increased supply of oil, natural gas and petroleum products; geopolitical risks and other shocks to supply and/or demand that could impact the prices of crude oil, natural gas or other energy commodities; depletion of crude oil, natural gas reserves or other commodities; rising interest rates resulting in higher costs of capital, increased operating costs; counterparties to contracts defaulting or going bankrupt; and an inability to execute acquisitions or expansion projects in a cost-effect manner; extreme weather events and environmental hazards; and threats of attack by terrorists on energy assets. Energy infrastructure companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact the energy infrastructure companies. Certain energy infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees.

Master Limited Partnership Investment Risks. An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example, a conflict may arise as a result of incentive distribution payments. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain other risks, including, for example, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. On March 15, 2018, the Federal Energy Regulatory Commission (“FERC”) changed its long-standing tax allowance policy, and no longer permits MLPs to include in their cost of service an income tax allowance. This has had a negative impact on the performance of some MLPs affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP’s business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.

Market Risk. The trading prices of financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a high level of income over the long term. The Fund is not meant to provide a vehicle for those who wish to exploit short-term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Small and Mid-Capitalization Risk. The Fund may invest in securities of MLPs and other issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs and other issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Commodity Price Risk. Many of the issuers of securities in which the Fund invests, such as MLPs and other issuers, may be in industry sectors that may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal. Fluctuations in energy commodity prices would impact directly companies that own such energy commodities and could impact indirectly companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities. Fluctuations in energy commodity prices can result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries); market conditions; weather patterns; domestic production levels; volume of imports; energy conservation; domestic and foreign governmental regulation; international politics; policies of the Organization of Petroleum Exporting Countries (OPEC); taxation; tariffs; and the availability and costs of local, intrastate and interstate transportation methods.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the shares.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Canada Risk. The Fund is subject to certain risks specifically associated with investments in the securities of Canadian issuers. The Canadian economy is heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Changes to the U.S. economy may significantly affect the Canadian economy because the United States is Canada’s largest trading partner and foreign investor. These and other factors could have a negative impact on the Fund and its investments in Canada.

Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

Utility Companies Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Master Limited Partnership Tax Risk. The Fund’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of the Fund’s investment. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. The Fund will rely on information that is timely provided by MLPs to determine the tax character of the distributions to shareholders. To the extent such information is not timely provided, the Fund intends to rely on its own data, and the Fund may restate the character of its distributions and amend any shareholder tax reporting previously issued. Without regard to whether the fund restates the character of its distributions and amends any shareholder tax reporting previously provided, the shareholder may be required to report and pay tax based on the information provided by the MLPs.

ESG Investing Risk. The Fund’s consideration of ESG factors in selecting investments may limit the investment opportunities available to the Fund or exclude the securities of certain issuers for non-financial reasons. As such, the Fund may invest in companies or industries that are out of favor in the market or underperforming the market, and the Fund may forgo certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet the Fund’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short-term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

Equity Securities Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Equity Income Securities Risk. The Fund may invest in equity securities that are expected to periodically accrue or generate income for their holders such as common and preferred stocks of issuers that have historically paid periodic dividends or otherwise made distributions to shareholders. Unlike fixed income securities, dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer’s inability to satisfy its liabilities. Further, an issuer’s history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the holders of common stock may benefit from the capital appreciation of the issuer. Although the Fund may seek capital appreciation with respect to particular investments, its overall focus on generating income from dividends and distributions from equity securities may mean that it does not always seek, or obtain, capital appreciation from equity investments. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns (Year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performing Quarter:	22.22% in the 1st quarter of 2022
Lowest Performing Quarter:	-9.95% in the 2nd quarter of 2022
YTD Return as of 9/30/2024:	27.28%

Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Annual Return 2022	rr_AnnualReturn2022	21.23%
Annual Return 2023	rr_AnnualReturn2023	14.64%
USCF Midstream Energy Income Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.14%
USCF Midstream Energy Income Fund | Alerian Midstream Energy Select Total Return IndexSM
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.79%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	19.78%	[2]
USCF Midstream Energy Income Fund | Energy Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Energy Sector Risk. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Because of the Fund’s focus in this sector, the performance of the Fund is tied closely to and affected by developments in the energy sector. The energy markets are subject to both short- and long-term trends that impact demand for and supply of energy commodities. A decrease in the production of energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution (such as reduced volumes of natural gas or other energy commodities so available), or a sustained decline in demand for such commodities (such as a sustained reduced demand for crude oil, natural gas, and refined petroleum products resulting from a recession or an increase in market price or higher taxes) may adversely impact the financial performance of companies operating in the energy sector, including MLPs.

These companies, including MLPs, are subject to the above and other supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, economic conditions, war, violence, disruptive activity caused by political unrest, and attacks or threats of attack by terrorists, among other factors. The energy sector has experienced increased volatility as a result of conflicts in the Middle East and the Russia-Ukraine war. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole, and a downturn in the energy sector could have an adverse effect on the Fund’s performance. MLPs operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, and crude oil, in both the short- and long-term, and it is impossible to predict such fluctuations with accuracy. MLPs and other companies operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities, and such reductions could adversely affect the ability of such MLPs to make distributions to the Fund. To the extent a significant portion of the Fund is invested in the energy sector, the Fund may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy.

USCF Midstream Energy Income Fund | Energy Infrastructure Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Energy Infrastructure Companies Risk. Energy infrastructure companies, including MLPs, midstream energy C-corporations, and utility companies, are subject to risks specific to the energy and energy-related industries. This includes but is not limited to: fluctuations in commodity prices impacting the volume of energy commodities transported, processed, stored or distributed; reductions in volumes of crude oil, natural gas or other energy commodities being available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions limiting growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time; increased supply of oil, natural gas and petroleum products; geopolitical risks and other shocks to supply and/or demand that could impact the prices of crude oil, natural gas or other energy commodities; depletion of crude oil, natural gas reserves or other commodities; rising interest rates resulting in higher costs of capital, increased operating costs; counterparties to contracts defaulting or going bankrupt; and an inability to execute acquisitions or expansion projects in a cost-effect manner; extreme weather events and environmental hazards; and threats of attack by terrorists on energy assets. Energy infrastructure companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact the energy infrastructure companies. Certain energy infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees.

USCF Midstream Energy Income Fund | Master Limited Partnership Investment Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Master Limited Partnership Investment Risks. An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example, a conflict may arise as a result of incentive distribution payments. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain other risks, including, for example, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. On March 15, 2018, the Federal Energy Regulatory Commission (“FERC”) changed its long-standing tax allowance policy, and no longer permits MLPs to include in their cost of service an income tax allowance. This has had a negative impact on the performance of some MLPs affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP’s business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.

USCF Midstream Energy Income Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The trading prices of financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

USCF Midstream Energy Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

USCF Midstream Energy Income Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

USCF Midstream Energy Income Fund | Long Term Objective Not A Complete Investment Program [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a high level of income over the long term. The Fund is not meant to provide a vehicle for those who wish to exploit short-term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

USCF Midstream Energy Income Fund | Small And Mid Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Capitalization Risk. The Fund may invest in securities of MLPs and other issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs and other issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

USCF Midstream Energy Income Fund | Commodity Price Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Price Risk. Many of the issuers of securities in which the Fund invests, such as MLPs and other issuers, may be in industry sectors that may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal. Fluctuations in energy commodity prices would impact directly companies that own such energy commodities and could impact indirectly companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities. Fluctuations in energy commodity prices can result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries); market conditions; weather patterns; domestic production levels; volume of imports; energy conservation; domestic and foreign governmental regulation; international politics; policies of the Organization of Petroleum Exporting Countries (OPEC); taxation; tariffs; and the availability and costs of local, intrastate and interstate transportation methods.

USCF Midstream Energy Income Fund | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

USCF Midstream Energy Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

USCF Midstream Energy Income Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

USCF Midstream Energy Income Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the shares.

USCF Midstream Energy Income Fund | Fluctuation Of N A V Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

USCF Midstream Energy Income Fund | Secondary Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

USCF Midstream Energy Income Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

USCF Midstream Energy Income Fund | Canada Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Canada Risk. The Fund is subject to certain risks specifically associated with investments in the securities of Canadian issuers. The Canadian economy is heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Changes to the U.S. economy may significantly affect the Canadian economy because the United States is Canada’s largest trading partner and foreign investor. These and other factors could have a negative impact on the Fund and its investments in Canada.

USCF Midstream Energy Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

USCF Midstream Energy Income Fund | Utility Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Utility Companies Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

USCF Midstream Energy Income Fund | Master Limited Partnership Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Master Limited Partnership Tax Risk. The Fund’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of the Fund’s investment. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. The Fund will rely on information that is timely provided by MLPs to determine the tax character of the distributions to shareholders. To the extent such information is not timely provided, the Fund intends to rely on its own data, and the Fund may restate the character of its distributions and amend any shareholder tax reporting previously issued. Without regard to whether the fund restates the character of its distributions and amends any shareholder tax reporting previously provided, the shareholder may be required to report and pay tax based on the information provided by the MLPs.

USCF Midstream Energy Income Fund | E S G Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Investing Risk. The Fund’s consideration of ESG factors in selecting investments may limit the investment opportunities available to the Fund or exclude the securities of certain issuers for non-financial reasons. As such, the Fund may invest in companies or industries that are out of favor in the market or underperforming the market, and the Fund may forgo certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet the Fund’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short-term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

USCF Midstream Energy Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

USCF Midstream Energy Income Fund | Equity Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Income Securities Risk. The Fund may invest in equity securities that are expected to periodically accrue or generate income for their holders such as common and preferred stocks of issuers that have historically paid periodic dividends or otherwise made distributions to shareholders. Unlike fixed income securities, dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer’s inability to satisfy its liabilities. Further, an issuer’s history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the holders of common stock may benefit from the capital appreciation of the issuer. Although the Fund may seek capital appreciation with respect to particular investments, its overall focus on generating income from dividends and distributions from equity securities may mean that it does not always seek, or obtain, capital appreciation from equity investments. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.

USCF Midstream Energy Income Fund | Common Stock Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

USCF Midstream Energy Income Fund | Authorized Participants Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UMI
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.64%
Since Inception	rr_AverageAnnualReturnSinceInception	21.17%
USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception	19.00%
USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.55%
Since Inception	rr_AverageAnnualReturnSinceInception	15.67%
USCF Dividend Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY — USCF DIVIDEND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the USCF Dividend Income Fund (the “Fund”) is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio holdings received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks a high level of current income and, as a secondary objective, growth of income, by investing in U.S. exchange-traded dividend-paying and dividend-growth companies that meet the Fund’s environmental, social and governance (“ESG”) criteria. The Fund may also invest in U.S. exchange-traded equity securities of issuers domiciled outside the U.S., including American Depositary Receipts (“ADRs”). The Fund may also invest in real estate investment trusts (“REITs”), with a typical sector limit of 25% or two times the weight in the Russell 1000 Value Index, whichever is greater. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities and in other instruments that have economic characteristics similar to such securities.

Miller/Howard Investments, Inc. (the “Sub-Adviser”), serves as the Fund’s sub-adviser and manages the Fund’s investments. The Fund primarily utilizes a bottom-up fundamental research process to evaluate companies, and uses quantitative research to identify and compare potential candidates for further fundamental review. Fundamental research is based on reviewing primary source documents, such as SEC filings, company presentations, meetings with management, industry conferences, and engagement with industry experts and analysts as well as third-party research.

The Fund assesses companies based on a number of key metrics, including dividend yield, prospects for dividend growth, balance sheet strength, dividend coverage, and low valuations. In evaluating potential portfolio companies for investment, the Fund will consider the company’s liquidity (generally selecting companies with average daily trading value greater than $30 million) and market capitalization (generally selecting companies with market capitalization greater than $4 billion). The Fund will also consider the company’s ownership, public float, and corporate structure, and the company’s financial characteristics, business model, valuation, and management and board members. To be considered as potential Fund investments, such companies will typically meet the Fund’s criteria of persistent cash flow generation and have management teams with a consistent track record of efficient capital allocation, including a strong commitment to pay and grow the dividend.

As an integral part of its process to evaluate potential portfolio companies, the Fund conducts an ESG assessment. The Fund will first screen out companies based on certain objective ESG characteristics. Such screening criteria eliminates: (i) companies that extract coal; (ii) companies that derive greater than 10% of revenue from production of alcohol, tobacco, or firearms; and (iii) companies that provide parts or services that are tailor-made and necessary for the lethal function of controversial weapons. The Fund uses audited reports and other publicly available information in order to determine whether a company should be screened out of the Fund’s investable universe.

In addition to the companies eliminated by the screening process, the Fund seeks to eliminate, based on its own assessment, companies that have demonstrated a history of weak governance or repeated failures to prevent or mitigate ESG risks. The Fund evaluates a company’s performance relative to peers on environmental or social indicators. Examples of such ESG key performance indicators include the frequency and scope of its ESG disclosures, human rights record and policies, and corporate board structure. More specifically, the Fund’s ESG assessments focus on the following criteria:

•	Governance and Ethics. The Fund believes that oversight of management is a board’s responsibility, and further, that oversight of the board is an investor right and responsibility. As such, the Fund considers the structure of a company’s board and whether it has an independent chair, the extent to which the company is controlled by insiders and family members, and the responsiveness of the board to investor votes. The Fund also considers the strength and vision of a company’s leaders and the company’s strategy and vision.
•	Environmental Record. The Fund seeks to invest in companies that aim to minimize and mitigate the negative impacts of their operations on the environment. In assessing a company, the Fund considers a company’s strategy regarding natural resources and the planet, and how it mitigates any unintentional or unavoidable environmental harms caused by its operations.
•	Human Rights. The Fund favors companies that have human rights policies, practices, and due diligence processes that are grounded in international norms, including the United Nations Guiding Principles on Business and Human Rights.
•	Diversity. The Fund reviews each company for certain indicators, including the racial, ethnic, and gender composition of its Board, management, and workforce, to reveal areas where human capital management is lagging, recruitment is failing to capture the range of expertise and suitable candidates available, where homogeneity might be creating narrowness of perspectives and/or confirmation bias, and where a company’s competitive advantage may be at risk.

In completing its ESG assessments, the Fund does not rely on any one source of information, but rather collects information from multiple sources including a company’s audited reports and other publicly available information (such as sustainability reports and voluntary ESG disclosures); third-party ESG research and ratings from ESG data providers; non-profit benchmark reports, research, and analysis; media reports; and discussions with company management.

The Sub-Adviser then constructs the Fund’s portfolio from the investable universe by taking into consideration both the financial and ESG profile of each candidate, equally. The Fund is not required to invest in any specific number of companies, but will typically invest in approximately thirty to forty-five companies, each of which meet the Fund’s financial and ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Equity Securities Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Equity Income Securities Risk. The Fund may invest in equity securities that are expected to periodically accrue or generate income for their holders such as common and preferred stocks of issuers that have historically paid periodic dividends or otherwise made distributions to shareholders. Unlike fixed income securities, dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer’s inability to satisfy its liabilities. Further, an issuer’s history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the holders of common stock may benefit from the capital appreciation of the issuer. Although the Fund may seek capital appreciation with respect to particular investments, its overall focus on generating income from dividends and distributions from equity securities may mean that it does not always seek, or obtain, capital appreciation from equity investments. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Market Risk. The trading prices of financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Foreign Securities Risk. Investing in foreign companies, including direct investments and investments through ADRs, involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

American Depositary Receipts Risk. ADRs are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Emerging Markets Risk. The Fund may invest in ADRs linked to companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Small and Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

ESG Investing Risk. The Fund’s consideration of ESG factors in selecting investments may limit the investment opportunities available to the Fund or exclude the securities of certain issuers for non-financial reasons. As such, the Fund may invest in companies or industries that are out of favor in the market or underperforming the market, and the Fund may forgo certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet the Fund’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short-term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Fund may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

Real Estate Securities Risk. Because the Fund may invest in REITs, the Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”), which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a high level of income over the long term. The Fund is not meant to provide a vehicle for those who wish to exploit short-term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the shares.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns (Year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performing Quarter:	9.96% in the fourth quarter of 2023
Lowest Performing Quarter:	-4.54% in the third quarter of 2023
YTD Return as of 9/30/2024:	16.90%

Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

USCF Dividend Income Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
USCF Dividend Income Fund | S&P 500 Value Total Return IndexSM
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%
USCF Dividend Income Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The trading prices of financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

USCF Dividend Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

USCF Dividend Income Fund | Long Term Objective Not A Complete Investment Program [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a high level of income over the long term. The Fund is not meant to provide a vehicle for those who wish to exploit short-term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

USCF Dividend Income Fund | Small And Mid Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

USCF Dividend Income Fund | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

USCF Dividend Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

USCF Dividend Income Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

USCF Dividend Income Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk. Certain shareholders may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the shares.

USCF Dividend Income Fund | Fluctuation Of N A V Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

USCF Dividend Income Fund | Secondary Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

USCF Dividend Income Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

USCF Dividend Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in foreign companies, including direct investments and investments through ADRs, involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

USCF Dividend Income Fund | E S G Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Investing Risk. The Fund’s consideration of ESG factors in selecting investments may limit the investment opportunities available to the Fund or exclude the securities of certain issuers for non-financial reasons. As such, the Fund may invest in companies or industries that are out of favor in the market or underperforming the market, and the Fund may forgo certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet the Fund’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short-term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Fund may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

USCF Dividend Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity security prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, equity security prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

USCF Dividend Income Fund | Equity Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Income Securities Risk. The Fund may invest in equity securities that are expected to periodically accrue or generate income for their holders such as common and preferred stocks of issuers that have historically paid periodic dividends or otherwise made distributions to shareholders. Unlike fixed income securities, dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer’s inability to satisfy its liabilities. Further, an issuer’s history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the holders of common stock may benefit from the capital appreciation of the issuer. Although the Fund may seek capital appreciation with respect to particular investments, its overall focus on generating income from dividends and distributions from equity securities may mean that it does not always seek, or obtain, capital appreciation from equity investments. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.

USCF Dividend Income Fund | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

USCF Dividend Income Fund | Authorized Participants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

USCF Dividend Income Fund | American Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

American Depositary Receipts Risk. ADRs are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

USCF Dividend Income Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. The Fund may invest in ADRs linked to companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

USCF Dividend Income Fund | Real Estate Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Securities Risk. Because the Fund may invest in REITs, the Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”), which could produce adverse economic consequences for the REIT and its investors, including the Fund.

USCF Dividend Income Fund | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

USCF Dividend Income Fund | USCF Dividend Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UDI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2023	rr_AnnualReturn2023	6.36%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
USCF Dividend Income Fund | USCF Dividend Income Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
USCF Dividend Income Fund | USCF Dividend Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY — USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the SummerHaven Dynamic Commodity Index Total ReturnSM (the “SDCITR”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio holdings received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same except that it assumes the fee waiver is only in place for the one-year period. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the SDCITR. The SDCITR is a total return commodity sector index designed to broadly represent major commodities. The SDCITR reflects the performance of a fully margined and collateralized portfolio of commodities futures contracts.

•	A commodities futures contract is a financial instrument in which a party agrees to pay a fixed price for a fixed quantity of a commodity at a specified future date. The total cost of the commodities underlying a futures contract at their current price (or spot price) is often referred to as “notional amount.” Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants.
•	A futures contract is fully margined when a fund has deposited the amount required to enter into and maintain the contract, as determined by a commodity futures exchange, including the New York Mercantile Exchange, ICE Futures, Chicago Board of Trade, Chicago Mercantile Exchange, London Metal Exchange, and Commodity Exchange, Inc. (collectively, the “Futures Exchanges”), which is typically 5% to 10% of the contract amount.
•	A futures contract is fully collateralized when a fund holds cash or cash equivalents, government securities, or other liquid investments at least equal in value to the notional amount of the contract.

At any time, the SDCITR is comprised of 14 futures contracts (the “Component Futures Contracts”), weighted equally by notional amount. The SDCITR is reconstituted and rebalanced on a monthly basis. See “Additional Information about the SDCITR” below for more information about how the SDCITR is composed.

In seeking to track the SDCITR, the Fund invests in a fully margined and collateralized portfolio of commodities futures contracts that will generally consist of the Component Futures Contracts, weighted equally by notional amount. Under normal market conditions, the Fund will invest at least 80% of its assets in Commodity-Linked Investments. In determining the value of the Fund’s assets for this purpose, the Fund will value each derivative instrument using the instrument’s notional amount. The Fund’s portfolio of futures contracts is reconstituted and rebalanced on a monthly basis to reflect the changing composition of the SDCITR.

Although the Fund will seek to replicate the SDCITR’s positions in the Component Futures Contracts, the Fund may also invest in futures contracts that the portfolio managers believe are economically identical or substantially similar to the Component Futures Contracts. Also, to obtain the desired economic exposure, the Fund may invest in commodity-related derivative instruments such as cash-settled options, forward contracts, options on futures contracts, and other options. The futures contracts (including Component Futures Contracts) and other commodity-related derivative instruments in which the Fund may invest are collectively referred to herein as “Commodity-Linked Investments.”

The Fund may invest in Commodity-Linked Investments directly but it will primarily do so through the investments of its wholly-owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 2 (the “Subsidiary”). The Subsidiary, which has the same investment objective as the Fund, is advised by the Adviser and sub-advised by SummerHaven Investment Management, LLC (“SummerHaven” or the “Sub-Adviser”). The SDCITR is owned and maintained by SummerHaven Index Management, LLC (“SHIM”), an affiliate of SummerHaven, and is calculated and published by Bloomberg, L.P. Neither the Fund nor the Subsidiary invests directly in commodities.

In addition to the market price movements of the Fund’s Commodity-Linked Investments, which are primarily futures contracts, the Fund’s total return includes the return on any assets used to collateralize the Fund’s portfolio. In managing the collateral portion of the Fund’s investment strategy, the Adviser will seek to match the hypothetical return of the collateral portion of the SDCITR. The SDCITR’s Component Futures Contracts are hypothetically collateralized with U.S. Treasury bills (“Treasuries”) with three-month maturities, the value of which are calculated using the weekly auction rate for 3-Month U.S. Treasury Bills published by the U.S. Department of the Treasury. To collateralize its portfolio, the Fund will hold significant amounts of short-term U.S. government securities (e.g., Treasuries) and shares of money market mutual funds.

The Subsidiary’s investments are considered to be part of the Fund’s portfolio. By investing in the Subsidiary, the Fund is able to obtain greater exposure to the commodities markets while maintaining compliance with U.S. federal income taxation requirements applicable to investment companies. The Subsidiary may also hold investments used to collateralize the Fund’s portfolio.

The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter. The amount of the Fund’s total assets that is not invested in the Subsidiary at any given time will be invested directly by the Fund. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in Commodity-Linked Investments.

The Fund is not diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Additional Information about the SDCITR:

At any time, the SDCITR is comprised of 14 Component Futures Contracts, weighted equally by notional amount, selected each month from a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are physical non-financial commodity futures contracts traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. The eligible futures contracts are denominated in U.S. dollars. The universe of eligible commodities, categorized into five commodity sectors, is made up of:

•	petroleum (crude oil (Brent), crude oil (WTI), gas oil, heating oil, and unleaded gasoline)
•	precious metals (gold, silver, and platinum)
•	industrial metals (zinc, nickel, aluminum, copper, lead, and tin)
•	grains (soybean oil, wheat, corn, soybeans, and soybean meal)
•	non-primary sector (sugar, cotton, coffee, cocoa, natural gas, live cattle, lean hogs, feeder cattle)

The SDCITR is based on the notion that commodities with low inventories tend to outperform commodities with high inventories, as commodity prices tend to increase when supply is low and conversely tend to decrease when supply is high. To help assess the current state of commodity inventories, the SDCITR analyzes price-based signals (i.e., backwardation, contango, and momentum) within the universe of eligible commodity futures contracts, as discussed further below.

The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the four primary commodity sectors above (Petroleum, Grains, Industrial Metals, and Precious Metals) must be represented by at least one Component Futures Contract. There is no requirement that the non-primary sector be so represented. Monthly commodity selection is a two-step process that occurs on the fifth business day prior to the end of the calendar month (the “Selection Date”) based upon the following:

1)	The annualized percentage price difference between the closest-to-expiration Component Futures Contract and the next closest to expiration Component Futures Contract is calculated for each of the 27 eligible Component Futures Contracts on the Selection Date. The 14 commodities with the greatest backwardation (or least contango) are selected where backwardation is measured based on the highest percentage price difference. When evaluating the data from the first step, all four primary commodity sectors must be represented (Petroleum, Grains, Industrial Metals, and Precious Metals).
2)	If the selection of the 14 commodities with the greatest backwardation fails to meet the overall diversification requirement that all four primary commodity sectors be represented in the SDCITR, the commodity with the greatest backwardation among the commodities of the omitted primary sector(s) would be substituted for the commodity with the least backwardation among the fourteen commodities.

The 14 commodities selected are included in the SDCITR for the next month on an equally-weighted basis by notional amount. Due to the dynamic monthly commodity selection, the primary sector weights will vary from approximately 7% to 43% over time, depending on the price observations each month.

The Selection Date for the SDCITR is the fifth business day prior to the end of that calendar month. Following the Selection Date, the SDCITR is reconstituted and rebalanced accordingly during the last four business days of the month.

SHIM determines the composition of the SDCITR and relative components of the securities of the SDCITR. Bloomberg, L.P. is not affiliated with the USCF ETF Trust (the “Trust”), the Fund, the Adviser or the Distributor (as defined below) or with any affiliate of these companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Commodities Risk. Exposure to the commodities markets through investments in Commodity-Linked Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

Energy Commodities Risk. The prices of energy commodities, which includes each commodity in the petroleum commodities sector and natural gas, are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Such fluctuations can be the result of geopolitical events, energy conservation, use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, price controls, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, war, violence, disruptive activity caused by political unrest, attacks or threats of attack by terrorists, among other factors.

Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals portion of the SDCITR are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

Grains and Soft Product Commodities Risk. The prices of these commodities, which are included in the grains sector of the SDCITR and which include sugar, cotton, coffee, and cocoa from the non-primary section of the SDCITR, are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Livestock Commodities Risk. The prices of these commodities which include live cattle, lean hogs, and feeder cattle from the non-primary sector of the SDCITR are subject to a number of factors that can cause price fluctuations, including weather conditions, disease and famine, changes in government policies, and changes in demand.

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and Futures Exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodity-Linked Investments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodity-Linked Investments, which are derivative instruments.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to a hypothetical direct investment in the commodities underlying the Component Futures Contracts that make up the SDCITR and, in the future, it is likely the relationship between the market prices of the Fund’s holdings and changes in the spot prices of the commodities underlying the Component Futures Contracts that make up the SDCITR could be impacted by contango and backwardation. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Investment Strategy Risks. The Fund’s principal investment strategy is to invest in the components of the SDCITR. Accordingly, the Fund’s investment strategy involves the following risks:

Passive Investment Risk. The Fund does not attempt to outperform the SDCITR or take defensive positions in declining markets.

Correlation Risk. As with all index funds, the performance of the Fund may not closely track the performance of the SDCITR for a variety of reasons.

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the Futures Exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity-Linked Investments as necessary to maintain its qualification as a RIC.

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Non-U.S. Investment Risk. The Fund may invest in Commodity-Linked Investments traded on non-U.S. exchanges or enter into over-the-counter Commodity-Linked Investments with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present greater risk to the extent that they are not subject to the same degree of regulation as their U.S. counterparts. Because certain of the Fund’s underlying investments trade in markets that are closed when the market in which the Fund’s shares are listed for trading is open, there may be changes between the investment’s last quote from the closed foreign market and the value of the investment during the Fund’s domestic trading day. This may result in differences between the market price of the Fund’s shares and the underlying value of the Fund’s shares.

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Global Currency Exchange Rate Risk. The price of any non-U.S. Commodity-Linked Investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the Commodity-Linked Investment is profitable. The Fund does not intend to hedge currency risk.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Licensing Agreement Risk. SHIM, an affiliate of SummerHaven, owns and maintains the SDCITR. The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the SDCITR, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to SummerHaven for sub-advisory services provided to the Subsidiary. Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the SDCITR. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating the Fund. Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of the Fund’s shares.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Fund’s distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a return that tracks the SDCITR. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with the Fund’s underlying index, a regulatorily required broad-based securities market index (S&P 500 Index Total Return) (the “Regulatory Benchmark”), and a performance index (Bloomberg Commodity Index Total Return SM) (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns (Year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performing Quarter:	28.15% in the 1st quarter of 2022
Lowest Performing Quarter:	-29.19% in the 1st quarter of 2020
YTD Return as of 9/30/2024:	11.23%

Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.70%
Since Inception	rr_AverageAnnualReturnSinceInception	13.00%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | SummerHaven Dynamic Commodity Index Total ReturnSM
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Bloomberg Commodity Index Total ReturnSM
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.91%)	[4]
5 Years	rr_AverageAnnualReturnYear05	7.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%	[4]
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Long Term Objective Not A Complete Investment Program [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking a return that tracks the SDCITR. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Fluctuation Of N A V Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Secondary Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Authorized Participants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Fund’s distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Risk. Exposure to the commodities markets through investments in Commodity-Linked Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

Energy Commodities Risk. The prices of energy commodities, which includes each commodity in the petroleum commodities sector and natural gas, are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Such fluctuations can be the result of geopolitical events, energy conservation, use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, price controls, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, war, violence, disruptive activity caused by political unrest, attacks or threats of attack by terrorists, among other factors.

Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals portion of the SDCITR are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

Grains and Soft Product Commodities Risk. The prices of these commodities, which are included in the grains sector of the SDCITR and which include sugar, cotton, coffee, and cocoa from the non-primary section of the SDCITR, are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Livestock Commodities Risk. The prices of these commodities which include live cattle, lean hogs, and feeder cattle from the non-primary sector of the SDCITR are subject to a number of factors that can cause price fluctuations, including weather conditions, disease and famine, changes in government policies, and changes in demand.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Energy Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Energy Commodities Risk. The prices of energy commodities, which includes each commodity in the petroleum commodities sector and natural gas, are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Such fluctuations can be the result of geopolitical events, energy conservation, use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, price controls, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, war, violence, disruptive activity caused by political unrest, attacks or threats of attack by terrorists, among other factors.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Precious Metal Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Industrial Metal Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals portion of the SDCITR are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Grains And Soft Product Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Grains and Soft Product Commodities Risk. The prices of these commodities, which are included in the grains sector of the SDCITR and which include sugar, cotton, coffee, and cocoa from the non-primary section of the SDCITR, are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Livestock Commodities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Livestock Commodities Risk. The prices of these commodities which include live cattle, lean hogs, and feeder cattle from the non-primary sector of the SDCITR are subject to a number of factors that can cause price fluctuations, including weather conditions, disease and famine, changes in government policies, and changes in demand.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Commodity Market Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and Futures Exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodity-Linked Investments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodity-Linked Investments, which are derivative instruments.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to a hypothetical direct investment in the commodities underlying the Component Futures Contracts that make up the SDCITR and, in the future, it is likely the relationship between the market prices of the Fund’s holdings and changes in the spot prices of the commodities underlying the Component Futures Contracts that make up the SDCITR could be impacted by contango and backwardation. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to a hypothetical direct investment in the commodities underlying the Component Futures Contracts that make up the SDCITR and, in the future, it is likely the relationship between the market prices of the Fund’s holdings and changes in the spot prices of the commodities underlying the Component Futures Contracts that make up the SDCITR could be impacted by contango and backwardation. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Investment Strategy Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock

Investment Strategy Risks. The Fund’s principal investment strategy is to invest in the components of the SDCITR. Accordingly, the Fund’s investment strategy involves the following risks:

Passive Investment Risk. The Fund does not attempt to outperform the SDCITR or take defensive positions in declining markets.

Correlation Risk. As with all index funds, the performance of the Fund may not closely track the performance of the SDCITR for a variety of reasons.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund does not attempt to outperform the SDCITR or take defensive positions in declining markets.
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. As with all index funds, the performance of the Fund may not closely track the performance of the SDCITR for a variety of reasons.
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Subsidiary Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Position Limits Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the Futures Exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Close Out Risk For Qualified Financial Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Commodities Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity-Linked Investments as necessary to maintain its qualification as a RIC.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Intermediary And Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Non U S Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Investment Risk. The Fund may invest in Commodity-Linked Investments traded on non-U.S. exchanges or enter into over-the-counter Commodity-Linked Investments with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present greater risk to the extent that they are not subject to the same degree of regulation as their U.S. counterparts. Because certain of the Fund’s underlying investments trade in markets that are closed when the market in which the Fund’s shares are listed for trading is open, there may be changes between the investment’s last quote from the closed foreign market and the value of the investment during the Fund’s domestic trading day. This may result in differences between the market price of the Fund’s shares and the underlying value of the Fund’s shares.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Treasuries Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Fixed Income Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Investing In Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Cash Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Global Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Global Currency Exchange Rate Risk. The price of any non-U.S. Commodity-Linked Investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the Commodity-Linked Investment is profitable. The Fund does not intend to hedge currency risk.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Licensing Agreement Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Licensing Agreement Risk. SHIM, an affiliate of SummerHaven, owns and maintains the SDCITR. The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the SDCITR, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to SummerHaven for sub-advisory services provided to the Subsidiary. Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the SDCITR. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating the Fund. Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of the Fund’s shares.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Cash Transaction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDCI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 971
Annual Return 2019	rr_AnnualReturn2019	(1.88%)
Annual Return 2020	rr_AnnualReturn2020	(11.08%)
Annual Return 2021	rr_AnnualReturn2021	36.05%
Annual Return 2022	rr_AnnualReturn2022	31.25%
Annual Return 2023	rr_AnnualReturn2023	0.66%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.66%
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2018
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY — USCF GOLD STRATEGY PLUS INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The USCF Gold Strategy Plus Income Fund (the “Fund”) seeks investment results that generally correspond over the long term to the performance of the price of gold, while generating dividend income through selling gold call options and through collateral interest income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio holdings received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to reflect generally the performance of the price of gold while generating dividend income through selling gold call options and through collateral interest income.

The Fund seeks to achieve its investment objective by maintaining substantial economic exposure to the performance of the physical gold and gold futures markets (the “Gold Markets”). To achieve an exposure to the Gold Markets, the Fund invests in: (i) negotiable warehouse receipts, called warrants (hereinafter, “Gold Warrants”), evidencing ownership of specific gold bars stored in licensed depositories in and around New York City, and (ii) fully margined and collateralized gold futures contracts, described in further detail below. Also, to obtain the desired economic exposure, the Fund may transact in other gold-related derivative instruments such as cash-settled options, forward contracts, options on futures contracts, and other options. The futures contracts and other gold-related derivative instruments in which the Fund may invest are collectively referred to herein as “Gold Interests,” and, together with Gold Warrants, are referred to herein as “Gold Investments.”

The Fund may invest in Gold Investments directly or indirectly through the investments of its wholly-owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 4 (the “Subsidiary”). However, the Fund primarily gains exposure to the Gold Markets through the Gold Investments made by the Subsidiary. The Subsidiary, which has the same investment objective as the Fund, is advised by the Adviser and sub-advised by SummerHaven Investment Management, LLC (“SummerHaven” or the “Sub-Adviser”).

The Fund will only invest in COMEX Gold Warrants and gold futures through the Subsidiary. As noted below, the percentage of the Fund’s assets invested in the Subsidiary will be limited to 25%. The primary instrument used by the Fund for achieving exposure to the price performance of gold will be COMEX gold futures, but the Fund also intends to achieve a portion of its exposure to the price performance of gold via COMEX Gold Warrants. The Fund expects that it will limit its investment in COMEX Gold Warrants to 20% of the value of its Subsidiary. COMEX gold futures and COMEX Gold Warrants will be evaluated for expected return and expected trading and holding costs (implicit and explicit). The results of this comparison will be used by the Fund’s Sub-Adviser to determine the desired balance of COMEX gold futures and COMEX Gold Warrants.

The Fund is not an index ETF and is actively managed. The Fund is “non-diversified,” as that term is defined in the 1940 Act. Investors should be aware that the Fund’s investment objective is not for its net asset value (“NAV”) per share to equal the spot prices of the gold underlying its Gold Investments or the prices of any particular group of futures contracts, and investors should not expect changes in the Fund’s performance to track changes in such spot prices.

Gold Futures Contracts and other Gold Interests:

The Fund may invest in gold futures contracts (a type of commodity futures contract) that the portfolio managers believe are economically identical or substantially similar to holding physical gold.

A commodity futures contract is a financial instrument in which a party agrees to pay a fixed price for a fixed quantity of a commodity at a specified future date. The total cost of the commodity (e.g., physical gold) underlying a futures contract at its current price (or spot price) is often referred to as “notional amount.” Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants.

Physical gold:

The Fund invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. The Fund does not custody physical gold and will not take possession of physical gold at any time.

Gold Call Options:

The Fund follows a “buy-write” (also called a covered call) investment strategy in which the Fund buys Gold Investments, and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for a certain amount of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the fund will earn money by retaining this premium.

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser will cause the Fund to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

The Fund will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the fund will not utilize leverage.

U.S. Government Securities and Assets Used to Collateralize:

The Fund will invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government.

In addition to the market price movements of the Fund’s Gold Interests, the Fund’s total return includes the return on any assets used to collateralize the Fund’s portfolio, which may include U.S. government securities (e.g., Treasuries), money market instruments, money market funds, repurchase agreements, investment grade fixed-income securities, and cash and cash equivalents.

Subsidiary

Although the Fund may invest in Gold Investments directly, the Fund invests in Gold Investments primarily through the Subsidiary. The Subsidiary’s investments are considered to be part of the Fund’s portfolio. By investing in the Subsidiary, the Fund is able to obtain greater exposure to Gold Investments while maintaining compliance with U.S. federal income taxation requirements applicable to investment companies. The Subsidiary may also hold investments used to collateralize the Fund’s portfolio.

The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter. The amount of the Fund’s total assets that is not invested in the Subsidiary at any given time will be invested directly by the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Gold Investment Risk. The Fund is subject to the special risks associated with investing in gold, including: (1) the price of gold may be subject to wide fluctuation; (2) the market for gold is relatively limited; (3) the sources of gold are concentrated in countries that have the potential for instability; and (4) the market for gold is unregulated. The Fund has a substantial exposure to gold through its investments in the Gold Investments. Thus, the Fund’s portfolio may be adversely affected by changes or trends in the price of gold. The price of gold and of gold-related instruments historically has been volatile. Governments, central banks, or other large holders can influence the production and sale of gold, which may adversely affect the supply and price of gold, and thus, the performance of the Fund. Unpredictable economic, financial, social, and political factors may also affect the price of gold.

Generally, investments related to gold are considered to be speculative. Prices of gold may fluctuate sharply over short periods of time due to, among other things: (1) changes in inflation or expectations regarding inflation in various countries; (2) the availability of supply; (3) changes in demand; (4) investment speculation and political uncertainty; and (5) monetary and other economic policies of various governments.

Appreciation in market price is the sole manner in which the Fund can realize gains on its investments in physical gold through the Gold Warrants. Such investments may incur higher storage, transaction and custody costs as compared to purchasing, holding and selling more traditional investments such as securities. Gold may depreciate in value. While the Gold Interests held by the Fund, such as gold futures contracts and other gold-related derivative instruments, may generate income, consistent with the Fund’s investment objectives, the Fund’s Gold Warrants do not generate income, unlike other investments, which may pay dividends or make other current payments.

Physical gold has at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

Gold Derivatives Risk. The value of a gold derivative instrument, such as a gold future, is typically based upon the price movements of the underlying commodity or an economic variable linked to such price movements. Therefore, the value of gold derivative instruments may be affected by changes in overall economic conditions, interest rates, or factors affecting a particular commodity or industry. The prices of commodity-related investments may fluctuate quickly and dramatically as a result of changes affecting a particular commodity and may or may not correlate to price movements in other asset classes, such as stocks, bonds and cash. Investments in gold derivatives may be subject to greater volatility than non-derivative based investments because of the leverage inherent in the use of derivatives. A highly liquid secondary market may not exist for certain gold derivatives, and there can be no assurance that one will develop. Gold derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Gold derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade or the applicable clearing house may default or otherwise fail to perform. In addition, each exchange or trading facility on which derivatives are traded has the right to suspend or limit trading in all futures or other instruments that it lists. The Fund’s use of gold derivatives can result in large amounts of financial leverage. Although the Fund will not borrow money in order to increase the amount of its trading, the low margin deposits normally required in futures trading permit a high degree of leverage on the investment itself. Accordingly, a relatively small price movement in a futures contract may result in immediate and substantial losses to the Fund. Like other leveraged investments, any trade may result in losses in excess of the amount invested. Each of these factors and events could have a significant negative impact on the Fund.

Futures Risk. Futures, such as gold futures, are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Depository Custody Risk. The physical gold custody operations of the depositories holding the gold evidenced by the Gold Warrants are not subject to specific governmental regulatory supervision. The depositories (which the Fund does not select) are responsible for the safekeeping of the physical gold evidenced by the Fund’s Gold Warrants. Although the depositories may be subject to general banking regulations by U.S. regulators, such regulations do not directly cover the depositories’ gold custody operations. Accordingly, the Trust is dependent on the depositories to implement satisfactory internal controls for its gold bullion custody operations in order to keep the Trust’s gold secure.

Covered Call Risk. Covered call risk is the risk that the Fund, as a writer of covered call options, will forgo during an option’s life the opportunity to profit from increases in the market value of the investment (e.g., gold) covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying investment declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying investment. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility and interest rates. To the extent that these factors increase the value of the call option, the option holder may be more likely to exercise the option, which may negatively affect the Fund.

Asset Class Risk. The Gold Investments, securities, and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity-Linked Investments as necessary to maintain its qualification as a RIC.

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

Market Risk. The trading prices of gold, precious metals, other commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking long-term total return. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Liquidity Risk. The Fund may not always be able to liquidate its positions in its Gold Investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. A market disruption or a foreign government taking political actions that disrupt the market for its currency or exports can also make it difficult to liquidate a position.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Commodity-Linked Notes Risk. Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Fund’s distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns (Year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performing Quarter:	12.09% in the fourth quarter of 2023
Lowest Performing Quarter:	-7.87% in the third quarter of 2022
YTD Return as of 9/30/2024:	23.76%

Year to Date Return, Label	rr_YearToDateReturnLabel	YTD Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

USCF Gold Strategy Plus Income Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	13.42%
USCF Gold Strategy Plus Income Fund | Bloomberg Commodity Index Total ReturnSM
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.91%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%	[8]
USCF Gold Strategy Plus Income Fund | Bloomberg Gold Subindex Total ReturnSM
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.82%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[8]
USCF Gold Strategy Plus Income Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The trading prices of gold, precious metals, other commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

USCF Gold Strategy Plus Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

USCF Gold Strategy Plus Income Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

USCF Gold Strategy Plus Income Fund | Long Term Objective Not A Complete Investment Program [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking long-term total return. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

USCF Gold Strategy Plus Income Fund | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

USCF Gold Strategy Plus Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund may not always be able to liquidate its positions in its Gold Investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. A market disruption or a foreign government taking political actions that disrupt the market for its currency or exports can also make it difficult to liquidate a position.

USCF Gold Strategy Plus Income Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

USCF Gold Strategy Plus Income Fund | Fluctuation Of N A V Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

USCF Gold Strategy Plus Income Fund | Secondary Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

USCF Gold Strategy Plus Income Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

USCF Gold Strategy Plus Income Fund | Authorized Participants Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Fund’s distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

USCF Gold Strategy Plus Income Fund | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. While the Fund is small, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of its listing exchange and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

USCF Gold Strategy Plus Income Fund | Commodity Market Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

USCF Gold Strategy Plus Income Fund | Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Risk. Futures, such as gold futures, are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

USCF Gold Strategy Plus Income Fund | Subsidiary Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

USCF Gold Strategy Plus Income Fund | Position Limits Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

USCF Gold Strategy Plus Income Fund | Close Out Risk For Qualified Financial Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

USCF Gold Strategy Plus Income Fund | Commodities Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity-Linked Investments as necessary to maintain its qualification as a RIC.

USCF Gold Strategy Plus Income Fund | Intermediary And Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

USCF Gold Strategy Plus Income Fund | Treasuries Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

USCF Gold Strategy Plus Income Fund | Fixed Income Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

USCF Gold Strategy Plus Income Fund | Investing In Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

USCF Gold Strategy Plus Income Fund | Cash Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

USCF Gold Strategy Plus Income Fund | Cash Transaction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

USCF Gold Strategy Plus Income Fund | Gold Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Gold Investment Risk. The Fund is subject to the special risks associated with investing in gold, including: (1) the price of gold may be subject to wide fluctuation; (2) the market for gold is relatively limited; (3) the sources of gold are concentrated in countries that have the potential for instability; and (4) the market for gold is unregulated. The Fund has a substantial exposure to gold through its investments in the Gold Investments. Thus, the Fund’s portfolio may be adversely affected by changes or trends in the price of gold. The price of gold and of gold-related instruments historically has been volatile. Governments, central banks, or other large holders can influence the production and sale of gold, which may adversely affect the supply and price of gold, and thus, the performance of the Fund. Unpredictable economic, financial, social, and political factors may also affect the price of gold.

Generally, investments related to gold are considered to be speculative. Prices of gold may fluctuate sharply over short periods of time due to, among other things: (1) changes in inflation or expectations regarding inflation in various countries; (2) the availability of supply; (3) changes in demand; (4) investment speculation and political uncertainty; and (5) monetary and other economic policies of various governments.

Appreciation in market price is the sole manner in which the Fund can realize gains on its investments in physical gold through the Gold Warrants. Such investments may incur higher storage, transaction and custody costs as compared to purchasing, holding and selling more traditional investments such as securities. Gold may depreciate in value. While the Gold Interests held by the Fund, such as gold futures contracts and other gold-related derivative instruments, may generate income, consistent with the Fund’s investment objectives, the Fund’s Gold Warrants do not generate income, unlike other investments, which may pay dividends or make other current payments.

USCF Gold Strategy Plus Income Fund | Gold Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Gold Derivatives Risk. The value of a gold derivative instrument, such as a gold future, is typically based upon the price movements of the underlying commodity or an economic variable linked to such price movements. Therefore, the value of gold derivative instruments may be affected by changes in overall economic conditions, interest rates, or factors affecting a particular commodity or industry. The prices of commodity-related investments may fluctuate quickly and dramatically as a result of changes affecting a particular commodity and may or may not correlate to price movements in other asset classes, such as stocks, bonds and cash. Investments in gold derivatives may be subject to greater volatility than non-derivative based investments because of the leverage inherent in the use of derivatives. A highly liquid secondary market may not exist for certain gold derivatives, and there can be no assurance that one will develop. Gold derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Gold derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade or the applicable clearing house may default or otherwise fail to perform. In addition, each exchange or trading facility on which derivatives are traded has the right to suspend or limit trading in all futures or other instruments that it lists. The Fund’s use of gold derivatives can result in large amounts of financial leverage. Although the Fund will not borrow money in order to increase the amount of its trading, the low margin deposits normally required in futures trading permit a high degree of leverage on the investment itself. Accordingly, a relatively small price movement in a futures contract may result in immediate and substantial losses to the Fund. Like other leveraged investments, any trade may result in losses in excess of the amount invested. Each of these factors and events could have a significant negative impact on the Fund.

USCF Gold Strategy Plus Income Fund | Depository Custody Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depository Custody Risk. The physical gold custody operations of the depositories holding the gold evidenced by the Gold Warrants are not subject to specific governmental regulatory supervision. The depositories (which the Fund does not select) are responsible for the safekeeping of the physical gold evidenced by the Fund’s Gold Warrants. Although the depositories may be subject to general banking regulations by U.S. regulators, such regulations do not directly cover the depositories’ gold custody operations. Accordingly, the Trust is dependent on the depositories to implement satisfactory internal controls for its gold bullion custody operations in order to keep the Trust’s gold secure.

USCF Gold Strategy Plus Income Fund | Covered Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covered Call Risk. Covered call risk is the risk that the Fund, as a writer of covered call options, will forgo during an option’s life the opportunity to profit from increases in the market value of the investment (e.g., gold) covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying investment declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying investment. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility and interest rates. To the extent that these factors increase the value of the call option, the option holder may be more likely to exercise the option, which may negatively affect the Fund.

USCF Gold Strategy Plus Income Fund | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Class Risk. The Gold Investments, securities, and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

USCF Gold Strategy Plus Income Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

USCF Gold Strategy Plus Income Fund | Commodity Linked Notes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity-Linked Notes Risk. Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

USCF Gold Strategy Plus Income Fund | USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 567
Annual Return 2022	rr_AnnualReturn2022	1.44%
Annual Return 2023	rr_AnnualReturn2023	9.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
USCF Gold Strategy Plus Income Fund | USCF Gold Strategy Plus Income Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
USCF Gold Strategy Plus Income Fund | USCF Gold Strategy Plus Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY — USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USCF Energy Commodity Strategy Absolute Return Fund (the “Fund”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks long-term total return by using a proprietary methodology to invest in and allocate among energy-related derivative instruments based upon oil, petroleum, and natural gas, as well as other energy-related derivative instruments. Specifically, the Fund anticipates that it will invest in futures contracts including, but not limited to, West Texas Intermediate (“WTI”) crude oil, Henry Hub natural gas, New York Harbor ultra-low sulfur diesel (formerly heating oil), Reformulated Blendstock for Oxygenate Blending (“RBOB”) gasoline, Brent crude oil and gasoil. The Fund may also invest in other types of futures contracts, including futures based on “clean energy” sources, such as wind and solar power, as part of this investment strategy.

The Fund’s proprietary methodology is quantitative in nature and may utilize any of the following to make a determination about the likely direction of the futures contracts noted above: technical signals on price and volume, fundamental signals on specific energy commodities, and general economic signals. Examples of these signals may include, but are not limited to, such factors as momentum, open interest, relative value, supply and demand for specific commodities, and inflation expectations. The Fund may take long, short, or spread positions in any of these contracts across different contract maturities.

The Fund does not track any specific energy benchmark or index, although at times it may exhibit correlation or inverse correlation with one or more benchmarks, indexes, energy futures contracts or other energy-related derivatives. The Fund may also exhibit little to no correlation with such benchmarks, indexes, energy futures contracts or other energy-related derivatives at any given time or over the long-term. The Adviser may use its discretion when applying its proprietary methodology to select the Fund’s investments.

The instruments in which the Fund invests may include commodity-related exchange-traded futures and options contracts, swap agreements, and structured notes (collectively, “Commodity-Linked Investments”). The Fund’s investments are not restricted in terms of geography. Accordingly, the Fund may invest in both U.S.-listed and non-U.S.-listed energy instruments, including derivatives denominated in U.S. dollars.

Commodities may be physically traded at their current market prices (or spot prices), but are more commonly traded through the purchase and sale of futures contracts (i.e., agreements to buy or sell a specific quantity of a commodity in the future at a specific price), and the Fund will invest in commodities only through its investments in derivative instruments such as futures contracts, and not directly. Futures contracts expire by default on a monthly basis. Investors can close futures contracts prior to expiration, “roll” to a later contract, or allow the contract to expire and take settlement of the underlying commodity or financial instrument specified by the contract.

Although the Fund is permitted to invest in Commodity-Linked Investments directly, the Fund intends to invest in Commodity-Linked Investments primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 3 (the “Subsidiary”). By investing in the Subsidiary, the Fund is able to obtain greater exposure to the energy markets while maintaining compliance with U.S. federal income tax requirements applicable to investment companies. The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in Commodity-Linked Instruments. The Subsidiary’s investments are considered to be part of the Fund’s portfolio. Neither the Fund nor the Subsidiary invests directly in commodities.

The portion of the Fund’s assets that are not invested in Commodity-Linked Investments will be primarily invested, directly or indirectly through the Subsidiary, in cash, cash equivalents, investment grade fixed-income investments, money market funds, repurchase agreements or a combination thereof. The primary purpose of such investments will be to meet coverage and collateral requirements associated with the Fund’s Commodity-Linked Investments.

The Fund is not “diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The CFTC has adopted certain requirements that subject a registered investment company and its investment adviser to regulation by the CFTC if the registered investment company invests more than a prescribed level of its net asset value (“NAV”) in CFTC-regulated futures, options, or swaps, or if the registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s expected use of such CFTC-regulated instruments above the prescribed levels, the Fund is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Commodities Risk. Exposure to the commodities markets through investments in Commodity-Linked Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Energy Sector Risk. The Fund invests in derivatives in the energy commodities sector. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Such fluctuations can be the result of geopolitical events, energy conservation, use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, price controls, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, war or terrorist threats or attacks, among other factors. Markets for various energy commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

Commodity Market Regulatory Risk. The commodities markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodities transactions (i.e., futures, options and swaps) in the U.S. is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodity-Linked Investments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other ETFs because the Fund will implement its investment strategy primarily through investments in Commodity-Linked Investments, which are derivative instruments.

•	Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time, for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

•	Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

•	Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

•	Structured Notes Risk. Structured notes are securities issued by financial institutions whose returns are based on, among other things, underlying indexes, securities, interest rates, commodities, foreign currencies, or other factors. An investment in a structured note may decline in value, perhaps significantly, due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or references. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured notes indirectly bear risks associated with the underlying investments or references, and are subject to counterparty risk. Structured notes may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity-Linked Investments as necessary to maintain its qualification as a RIC.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Global Currency Exchange Rate Risk. The price of any non-U.S. Commodity-Linked Investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the Commodity-Linked Investment is profitable. The Fund does not intend to hedge against currency risk.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet other requirements.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking long-term total return. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Non-U.S. Investment Risk. The Fund may invest in Commodity-Linked Investments traded on non-U.S. exchanges or enter into over-the-counter Commodity-Linked Investments with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present greater risk to the extent that they are not subject to the same degree of regulation as their U.S. counterparts. Because certain of the Fund’s underlying investments trade in markets that are closed when the market in which the Fund’s shares are listed for trading is open, there may be changes between the investment’s last quote from the closed foreign market and the value of the investment during the Fund’s domestic trading day. This may result in differences between the market price of the Fund’s shares and the underlying value of the Fund’s shares.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
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The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided in this section once the Fund has annual returns for a full calendar year. Current performance information is available at www.uscfinvestments.com.

Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results. The Fund may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results.
USCF Energy Commodity Strategy Absolute Return Fund | Energy Sector Risk [Member]
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Energy Sector Risk. The Fund invests in derivatives in the energy commodities sector. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Such fluctuations can be the result of geopolitical events, energy conservation, use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, price controls, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, war or terrorist threats or attacks, among other factors. Markets for various energy commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

USCF Energy Commodity Strategy Absolute Return Fund | Market Risk [Member]
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Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

USCF Energy Commodity Strategy Absolute Return Fund | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

USCF Energy Commodity Strategy Absolute Return Fund | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

USCF Energy Commodity Strategy Absolute Return Fund | Long Term Objective Not A Complete Investment Program [Member]
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Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking long-term total return. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

USCF Energy Commodity Strategy Absolute Return Fund | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

USCF Energy Commodity Strategy Absolute Return Fund | Liquidity Risk [Member]
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Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

USCF Energy Commodity Strategy Absolute Return Fund | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

USCF Energy Commodity Strategy Absolute Return Fund | Fluctuation Of N A V Risk [Member]
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Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

USCF Energy Commodity Strategy Absolute Return Fund | Secondary Market Risk [Member]
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Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

USCF Energy Commodity Strategy Absolute Return Fund | Valuation Risk [Member]
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Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

USCF Energy Commodity Strategy Absolute Return Fund | Authorized Participants Risk [Member]
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Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

USCF Energy Commodity Strategy Absolute Return Fund | Commodities Risk [Member]
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Commodities Risk. Exposure to the commodities markets through investments in Commodity-Linked Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

USCF Energy Commodity Strategy Absolute Return Fund | Commodity Market Regulatory Risk [Member]
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Commodity Market Regulatory Risk. The commodities markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodities transactions (i.e., futures, options and swaps) in the U.S. is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

USCF Energy Commodity Strategy Absolute Return Fund | Derivatives Risk [Member]
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Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodity-Linked Investments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other ETFs because the Fund will implement its investment strategy primarily through investments in Commodity-Linked Investments, which are derivative instruments.

•	Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time, for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

•	Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

•	Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

•	Structured Notes Risk. Structured notes are securities issued by financial institutions whose returns are based on, among other things, underlying indexes, securities, interest rates, commodities, foreign currencies, or other factors. An investment in a structured note may decline in value, perhaps significantly, due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or references. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured notes indirectly bear risks associated with the underlying investments or references, and are subject to counterparty risk. Structured notes may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Energy Commodity Strategy Absolute Return Fund | Futures Risk [Member]
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•	Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time, for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

USCF Energy Commodity Strategy Absolute Return Fund | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

USCF Energy Commodity Strategy Absolute Return Fund | Position Limits Risk [Member]
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Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

USCF Energy Commodity Strategy Absolute Return Fund | Close Out Risk For Qualified Financial Contracts [Member]
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Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

USCF Energy Commodity Strategy Absolute Return Fund | Commodities Tax Risk [Member]
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Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity-Linked Investments as necessary to maintain its qualification as a RIC.

USCF Energy Commodity Strategy Absolute Return Fund | Intermediary And Counterparty Risk [Member]
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Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

USCF Energy Commodity Strategy Absolute Return Fund | Non U S Investment Risk [Member]
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Non-U.S. Investment Risk. The Fund may invest in Commodity-Linked Investments traded on non-U.S. exchanges or enter into over-the-counter Commodity-Linked Investments with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present greater risk to the extent that they are not subject to the same degree of regulation as their U.S. counterparts. Because certain of the Fund’s underlying investments trade in markets that are closed when the market in which the Fund’s shares are listed for trading is open, there may be changes between the investment’s last quote from the closed foreign market and the value of the investment during the Fund’s domestic trading day. This may result in differences between the market price of the Fund’s shares and the underlying value of the Fund’s shares.

USCF Energy Commodity Strategy Absolute Return Fund | Treasuries Risk [Member]
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Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

USCF Energy Commodity Strategy Absolute Return Fund | Fixed Income Investment Risk [Member]
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Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

USCF Energy Commodity Strategy Absolute Return Fund | Investing In Other Investment Companies Risk [Member]
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Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

USCF Energy Commodity Strategy Absolute Return Fund | Cash Management Risk [Member]
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Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

USCF Energy Commodity Strategy Absolute Return Fund | Global Currency Exchange Rate Risk [Member]
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Global Currency Exchange Rate Risk. The price of any non-U.S. Commodity-Linked Investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the Commodity-Linked Investment is profitable. The Fund does not intend to hedge against currency risk.

USCF Energy Commodity Strategy Absolute Return Fund | Cash Transaction Risk [Member]
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Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

USCF Energy Commodity Strategy Absolute Return Fund | Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

USCF Energy Commodity Strategy Absolute Return Fund | Options Risk [Member]
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•	Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

USCF Energy Commodity Strategy Absolute Return Fund | Swaps Risk [Member]
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•	Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Energy Commodity Strategy Absolute Return Fund | Structured Notes Risk [Member]
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•	Structured Notes Risk. Structured notes are securities issued by financial institutions whose returns are based on, among other things, underlying indexes, securities, interest rates, commodities, foreign currencies, or other factors. An investment in a structured note may decline in value, perhaps significantly, due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or references. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured notes indirectly bear risks associated with the underlying investments or references, and are subject to counterparty risk. Structured notes may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Energy Commodity Strategy Absolute Return Fund | Leverage Risk [Member]
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Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet other requirements.

USCF Energy Commodity Strategy Absolute Return Fund | New Fund Risk [Member]
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New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

USCF Energy Commodity Strategy Absolute Return Fund | USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%	[11]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
USCF Sustainable Battery Metals Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY — USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USCF Sustainable Battery Metals Strategy Fund (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same, except that it assumes the fee waiver is only in place for the one-year period. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in metals derivative instruments (“Metals Derivatives”) and, to a lesser extent in the equity securities of companies (“Metals Equities” and, together with Metals Derivatives, “Metals Investments”) that are economically tied to the metals that are necessary for “Electrification,” which is described below. The Adviser believes that demand for certain metals will increase as the global economy undergoes a process known as Electrification. During Electrification, energy derived from sustainable sources such as wind, solar, and hydroelectric power will gradually replace energy generated by fossil fuels. The infrastructure needed to produce and store that energy as electricity in batteries (“Battery and Electrification Infrastructure”) will require substantial amounts of certain metals. As a result, Electrification may lead to rising prices for these metals over time.

Specifically, the Fund’s holdings will consist of instruments tied to industrial metals, precious metals, and rare earth metals (the “Metals” and each, a “Metal”) that are used in batteries, battery charging infrastructure, and sustainable energy generation and storage infrastructure. The Fund’s Metals Investments will initially include metals such as cobalt, copper, iron ore, lithium, nickel, and other metals currently used in Battery and Electrification Infrastructure. Specific metals may be added or removed as eligible metals when changes occur in the evolution of battery and electrification metals technology, and when exposure to these metals can be obtained. The Metals Derivatives in which the Fund will invest are futures and swaps and, to a lesser extent, options and forwards. The Metals Equities in which the Fund will invest are the common stock of companies located in both the United States and in foreign countries, including in emerging markets, which are economically tied to the Metals because they derive a substantial portion of their revenue from the mining, processing, production, refining, recycling, and other related activities of such Metals.

The Fund understands that the extraction, production and distribution of Metals required for Electrification are carbon-intensive processes. As such, an important component of the Fund’s sustainable strategy involves purchasing carbon offset investments (“Carbon Offset Investments”) in an amount equal to the estimated aggregate carbon emissions of the Fund’s holdings. By purchasing Carbon Offset Investments, the Fund seeks to mitigate the carbon-intensive nature of the Fund’s Metals Investments.

The Adviser uses a proprietary multi-factor quantitative methodology to select the Metals Investments. The proprietary methodology considers the use of a specific Metal in Battery and Electrification Infrastructure, the other uses of such Metal, and each Metal’s environmental impact, and attempts to provide exposure to the Metals used in Battery and Electrification Infrastructure in amounts that generally correspond to each Metal’s relative demand in connection with such use, meaning that the Fund will invest more heavily in those Metals whose price is expected to be more closely aligned with that Metal’s increased demand for use in Battery and Electrification Infrastructure. Because Metals Derivatives have the highest correlation to the prices of such Metals, the methodology selects Metals Derivatives when suitable derivatives are available. Suitable derivatives include exchange-traded and over-the-counter futures and swaps contracts on the Metals. If these contracts are traded on an exchange, liquidity relative to the Fund’s size and trading needs is also considered in determining if a Metals Derivative is suitable. Futures traded on U.S. or international exchanges with sufficient liquidity are prioritized. Swaps are used for any Metal that does not have a futures contract with sufficient liquidity. The Fund may also use options and forwards to supplement its futures and swaps positions or if adequate futures and swaps are not available. To the extent suitable Metals Derivatives are not available to provide exposure to a Metal that is used in Battery and Electrification Infrastructure, the Adviser’s methodology selects companies that are economically tied to the mining, processing, production, refining, recycling, and other related activities of that Metal or a group of Metals. In order to initially include a company for selection within the methodology, the Adviser considers a company to be “economically tied” if it generates at least 50% of its revenues from these activities or has projects that have the potential for the company to generate at least 50% of its revenues from these activities when developed. Once a company is selected for inclusion in the Fund by meeting the above criteria, it must continue to generate at least 25% of its revenues from these activities or have projects with the potential for the company to generate at least 25% of its revenues from these activities when developed, in order to remain in the Fund. The Fund may not have exposure to every Metal used in Battery and Electrification Infrastructure because there may not be a suitable derivative or equity security tied to each Metal. The Adviser’s proprietary methodology will also exclude Metals that have only a de minimis connection to Battery and Electrification Infrastructure. The Adviser will assess each Metals Investment’s inclusion in the methodology on an annual basis.

After all the Metals Investments have been selected, the Adviser estimates the carbon emissions associated with each of the Metals Derivatives and each of the Metals Equities chosen by the methodology. The Adviser relies on data published by governmental or multi-national organizations, scientific studies, investment bank/financial service companies, and internationally recognized environmental, social and governance (“ESG”) research firms to make such estimates. The Adviser then calculates the aggregate carbon emissions from all Metals Investments in the portfolio and the Fund purchases Carbon Offset Investments in the form of carbon credit futures contracts in an amount equal to the net emissions. Carbon emissions estimates will be updated annually.

The Fund’s investments are not restricted in terms of geography. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in instruments denominated in both U.S. dollars and foreign currencies. There is no limit to the percentage of the Fund’s equity investments that may be invested in emerging markets investments. In fact, a large percentage of the Fund’s investments in equity securities will be issued by Chinese companies because China is the country with the largest universe of companies that derive their revenues from Metals that are used in Battery and Electrification Infrastructure. The Fund will invest in Metals Equities with a minimum capitalization of $100 million at the time of initial investment. Because many of the companies that issue Metals Equities are smaller companies, it is expected that the Fund will invest in companies that would generally be classified as small- or mid-cap based on how such terms are defined by widely used indices.

Although the Fund may invest in Metals Derivatives directly, the Fund invests in Metals Derivatives primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 5 (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary.

The portion of the Fund’s assets that are not invested in Metals Investments or Carbon Offset Investments, will be primarily invested, directly or indirectly through the Subsidiary, in cash, cash equivalents, money market funds, repurchase agreements, or short maturity fixed-income investments or a combination thereof. The primary purpose of such investments will be to meet coverage and collateral requirements associated with the Fund’s Metals Derivatives.

The Fund is “non-diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Commodities Risk. Exposure to the commodities markets through investments in Metals Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Metals Derivatives, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Metals Derivatives.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Asset Class Risk. The Metals Derivatives, Metals Equities, securities, and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Small and Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Metals and Mining Companies Risk. The Fund invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production and/or processing costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry. The mining, production, processing, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. For example, China, which produces approximately 70% of the world’s rare earth supplies, has ended its former export quota for rare earth metals following a World Trade Organization ruling. Future moves by China or other countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests. Moreover, while it is expected that China will consume a large percentage of the rare earth metals produced within the country to support its growing economy, China has shown a willingness to flood the market for rare earth metals, which could cause companies in other countries to shut down.

Market Risk. The trading prices of metals, other commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

Emerging Markets Risk. The Fund may invest directly or indirectly in companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

China Risk. The Adviser anticipates that a material percentage of the Fund’s equity investment will be in the securities of Chinese issuers. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Therefore, in addition to the risks associated with investments in non-U.S. securities generally, the Fund is subject to certain risks associated specifically with investments in securities of Chinese issuers, including those issuers with securities listed on the Hong Kong Stock Exchange. These risks include, among others: (i) lack of high-quality, reliable disclosure and financial reporting by Chinese issuers, (ii) lack of access to information and regulatory oversight, (iii) frequent trading suspensions and government interventions with respect to Chinese issuers resulting in lack of liquidity and in price volatility, (iv) currency fluctuations, (v) intervention by the Chinese government in the Chinese securities markets, (vi) the risk of nationalization or expropriation of assets, (vii) the risk that the Chinese government may decide not to continue to support economic reform programs, (viii) limitations on the use of brokers, (ix) higher rates of inflation, (x) greater political, economic and social uncertainty, (xi) market volatility caused by any potential regional or territorial conflicts or natural disasters and (xii) increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations.

Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government has never formally accepted the VIE structure. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

Stock Connect Investing Risk. The Fund may invest in China A-shares through Stock Connect. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation (“CSDCC”). The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. Chinese law did not historically recognize the concept of beneficial ownership; while Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.

A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both mainland China and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the Chinese corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to Chinese corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Additionally, uncertainties in permanent Chinese tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.

The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and mainland China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Global Currency Exchange Rate Risk. The price of any non-U.S. investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the investment is profitable. The Fund does not intend to hedge against currency risk.

Carbon Market Risk. The Fund may invest in carbon offset credit derivatives (such as futures) and other carbon-related derivatives, the values of which are linked to emissions allowances related to so-called “cap and trade” programs established by governments and regulators. These programs could be discontinued or the demand for carbon credits could decline, adversely affecting the value of the Fund. The price of carbon offset credits is subject to national and global political events, such as governmental regulation and intervention.

Sustainable Strategy Risk. The ability of the Fund to achieve its strategy of mitigating the carbon-intensive nature of its Metals Investments will be subject to the Adviser’s assessment of the carbon emissions of the Fund’s Metals Investments, which is not reviewed by any third party. Although the Adviser only intends to reevaluate the emissions estimates of its investments on an annual basis, the emissions profile of a Metals Investment may change more frequently. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Furthermore, the Adviser’s methodology for measuring carbon emissions of an investment may differ from an investor’s assessment due to a variety of reasons, including, but not limited to, use of different carbon emission data sources. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund invests in Carbon Offset Investments based on the Adviser’s assessment of the level of emissions associated with the Fund’s portfolio, and not based on performance. As such, the Adviser may purchase or sell a Carbon Offset Investment, even if such transaction will adversely impact the performance of the Fund.

Rare Earth Metal Companies Risk. Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials, which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, processing, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro- capitalization companies with volatile share prices and are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking total return over the long term. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or other requirements.

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investment in the Subsidiary and in Metals Investments as necessary to maintain its qualifications as a RIC.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

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The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided in this section once the Fund has annual returns for a full calendar year. Current performance information is available at www.uscfinvestments.com.

Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results. The Fund may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results.
USCF Sustainable Battery Metals Strategy Fund | Market Risk [Member]
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Market Risk. The trading prices of metals, other commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

USCF Sustainable Battery Metals Strategy Fund | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

USCF Sustainable Battery Metals Strategy Fund | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

USCF Sustainable Battery Metals Strategy Fund | Long Term Objective Not A Complete Investment Program [Member]
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Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking total return over the long term. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

USCF Sustainable Battery Metals Strategy Fund | Small And Mid Capitalization Risk [Member]
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Small and Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

USCF Sustainable Battery Metals Strategy Fund | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

USCF Sustainable Battery Metals Strategy Fund | Liquidity Risk [Member]
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Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

USCF Sustainable Battery Metals Strategy Fund | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

USCF Sustainable Battery Metals Strategy Fund | Fluctuation Of N A V Risk [Member]
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Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

USCF Sustainable Battery Metals Strategy Fund | Secondary Market Risk [Member]
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Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

USCF Sustainable Battery Metals Strategy Fund | Valuation Risk [Member]
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Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

USCF Sustainable Battery Metals Strategy Fund | Foreign Securities Risk [Member]
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Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

USCF Sustainable Battery Metals Strategy Fund | Common Stock Risk [Member]
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Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

USCF Sustainable Battery Metals Strategy Fund | Authorized Participants Risk [Member]
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Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

USCF Sustainable Battery Metals Strategy Fund | Emerging Markets Risk [Member]
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Emerging Markets Risk. The Fund may invest directly or indirectly in companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

USCF Sustainable Battery Metals Strategy Fund | Commodities Risk [Member]
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Commodities Risk. Exposure to the commodities markets through investments in Metals Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

USCF Sustainable Battery Metals Strategy Fund | Commodity Market Regulatory Risk [Member]
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Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

USCF Sustainable Battery Metals Strategy Fund | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Metals Derivatives, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Metals Derivatives.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Sustainable Battery Metals Strategy Fund | Futures Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price; for example, the Fund is not permitted to take delivery of the underlying commodity, so as a futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

USCF Sustainable Battery Metals Strategy Fund | Subsidiary Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

USCF Sustainable Battery Metals Strategy Fund | Position Limits Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

USCF Sustainable Battery Metals Strategy Fund | Close Out Risk For Qualified Financial Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

USCF Sustainable Battery Metals Strategy Fund | Commodities Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investment in the Subsidiary and in Metals Investments as necessary to maintain its qualifications as a RIC.

USCF Sustainable Battery Metals Strategy Fund | Intermediary And Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

USCF Sustainable Battery Metals Strategy Fund | Treasuries Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

USCF Sustainable Battery Metals Strategy Fund | Fixed Income Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

USCF Sustainable Battery Metals Strategy Fund | Investing In Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

USCF Sustainable Battery Metals Strategy Fund | Cash Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

USCF Sustainable Battery Metals Strategy Fund | Global Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Global Currency Exchange Rate Risk. The price of any non-U.S. investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the investment is profitable. The Fund does not intend to hedge against currency risk.

USCF Sustainable Battery Metals Strategy Fund | Cash Transaction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

USCF Sustainable Battery Metals Strategy Fund | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Class Risk. The Metals Derivatives, Metals Equities, securities, and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

USCF Sustainable Battery Metals Strategy Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

USCF Sustainable Battery Metals Strategy Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

USCF Sustainable Battery Metals Strategy Fund | Swaps Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Sustainable Battery Metals Strategy Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or other requirements.

USCF Sustainable Battery Metals Strategy Fund | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objectives, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

USCF Sustainable Battery Metals Strategy Fund | Metals And Mining Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Metals and Mining Companies Risk. The Fund invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production and/or processing costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry. The mining, production, processing, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. For example, China, which produces approximately 70% of the world’s rare earth supplies, has ended its former export quota for rare earth metals following a World Trade Organization ruling. Future moves by China or other countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests. Moreover, while it is expected that China will consume a large percentage of the rare earth metals produced within the country to support its growing economy, China has shown a willingness to flood the market for rare earth metals, which could cause companies in other countries to shut down.

USCF Sustainable Battery Metals Strategy Fund | China Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

China Risk. The Adviser anticipates that a material percentage of the Fund’s equity investment will be in the securities of Chinese issuers. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Therefore, in addition to the risks associated with investments in non-U.S. securities generally, the Fund is subject to certain risks associated specifically with investments in securities of Chinese issuers, including those issuers with securities listed on the Hong Kong Stock Exchange. These risks include, among others: (i) lack of high-quality, reliable disclosure and financial reporting by Chinese issuers, (ii) lack of access to information and regulatory oversight, (iii) frequent trading suspensions and government interventions with respect to Chinese issuers resulting in lack of liquidity and in price volatility, (iv) currency fluctuations, (v) intervention by the Chinese government in the Chinese securities markets, (vi) the risk of nationalization or expropriation of assets, (vii) the risk that the Chinese government may decide not to continue to support economic reform programs, (viii) limitations on the use of brokers, (ix) higher rates of inflation, (x) greater political, economic and social uncertainty, (xi) market volatility caused by any potential regional or territorial conflicts or natural disasters and (xii) increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations.

USCF Sustainable Battery Metals Strategy Fund | Stock Connect Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Connect Investing Risk. The Fund may invest in China A-shares through Stock Connect. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation (“CSDCC”). The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. Chinese law did not historically recognize the concept of beneficial ownership; while Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.

A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both mainland China and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the Chinese corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to Chinese corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Additionally, uncertainties in permanent Chinese tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.

The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and mainland China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

USCF Sustainable Battery Metals Strategy Fund | Carbon Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Carbon Market Risk. The Fund may invest in carbon offset credit derivatives (such as futures) and other carbon-related derivatives, the values of which are linked to emissions allowances related to so-called “cap and trade” programs established by governments and regulators. These programs could be discontinued or the demand for carbon credits could decline, adversely affecting the value of the Fund. The price of carbon offset credits is subject to national and global political events, such as governmental regulation and intervention.

USCF Sustainable Battery Metals Strategy Fund | Sustainable Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sustainable Strategy Risk. The ability of the Fund to achieve its strategy of mitigating the carbon-intensive nature of its Metals Investments will be subject to the Adviser’s assessment of the carbon emissions of the Fund’s Metals Investments, which is not reviewed by any third party. Although the Adviser only intends to reevaluate the emissions estimates of its investments on an annual basis, the emissions profile of a Metals Investment may change more frequently. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Furthermore, the Adviser’s methodology for measuring carbon emissions of an investment may differ from an investor’s assessment due to a variety of reasons, including, but not limited to, use of different carbon emission data sources. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund invests in Carbon Offset Investments based on the Adviser’s assessment of the level of emissions associated with the Fund’s portfolio, and not based on performance. As such, the Adviser may purchase or sell a Carbon Offset Investment, even if such transaction will adversely impact the performance of the Fund.

USCF Sustainable Battery Metals Strategy Fund | Rare Earth Metal Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rare Earth Metal Companies Risk. Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials, which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, processing, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro- capitalization companies with volatile share prices and are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

USCF Sustainable Battery Metals Strategy Fund | Illiquid Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices.

USCF Sustainable Battery Metals Strategy Fund | USCF Sustainable Battery Metals Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZSB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%	[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 959
USCF Sustainable Commodity Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY — USCF Sustainable Commodity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USCF Sustainable Commodity Strategy Fund (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same, except that it assumes the 0.20% fee waiver is only in place for the one-year period, and the affiliated fund fee waiver is in place for all periods. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide broad exposure to commodities across three different sustainability focused themes: agriculture, renewable energy and electrification. In order to provide such exposure, the Fund will invest primarily in derivatives instruments for which the underlying assets are commodities (“Commodities Derivatives”) and equity securities that are economically tied (as further described below) to particular commodities (“Commodities Equities,” together with Commodities Derivatives, “Commodities Investments”). The Fund’s exposure to each of the three sustainability themes will be approximately equally weighted.

Selection Methodology

The Adviser uses a proprietary multi-factor quantitative methodology to select the Commodities Investments. The proprietary methodology first considers the universe of commodities across each theme: agricultural commodities, renewable energy sources, and electrification (as each is further described below). Then, for a given theme, the methodology considers factors such as: the primary use of a specific commodity, the secondary and potential other uses of such commodity, and each commodity’s environmental impact. The methodology attempts to provide exposure to commodities in amounts that generally correspond to each commodity’s relative demand in connection with one of the sustainable themes described above. This means that the Fund will invest more heavily in those commodities that have a higher percentage of their total demand derived from sustainable uses.

Because Commodities Derivatives have the highest correlation to the prices of their underlying commodities, the methodology selects Commodities Derivatives when suitable derivatives are available. Suitable derivatives include exchange-traded and over-the-counter futures and swaps contracts on commodities. If these contracts are traded on an exchange, liquidity relative to the Fund’s size and trading needs are also considered in determining if a Commodities Derivative is suitable. Futures traded on U.S. or international exchanges with sufficient liquidity are prioritized. Swaps are used for any commodity that does not have a futures contract with sufficient liquidity. The Fund may also use options and forwards to supplement its futures and swaps positions or if adequate futures and swaps are not available.

To the extent suitable Commodities Derivatives are not available to provide exposure to a commodity to which the Adviser desires to gain exposure, the Adviser’s methodology selects equities issued by companies that are economically tied to such commodity. The Adviser considers a company to be “economically tied” to a particular commodity if it generates at least 50% of its revenues from the production, extraction, use, distribution or other activities related to the commodity, or has projects that have the potential for the company to generate at least 50% of its revenues from these activities when developed. The Adviser will use publicly available information distributed by the company or reputable industry publications in order to determine if a particular company meets the 50% revenue (or potential revenue) threshold. Once a company is selected for inclusion in the Fund by meeting the above criteria, it must continue to generate at least 25% of its revenues from activities related to the commodity or have projects with the potential for the company to generate at least 25% of its revenues from these activities when developed, in order to remain in the Fund. The Fund may not have exposure to every commodity used in agriculture, renewable energy, and electrification because there may not be a suitable derivative or equity security tied to each commodity across those themes. The Adviser’s proprietary methodology will also exclude commodities that have only a de minimis connection to agriculture, renewable energy, or electrification. The Adviser will assess each Commodities Investment’s inclusion in the methodology on an annual basis.

Agriculture

The Adviser believes that the global push to reduce greenhouse gas emissions coupled with global population growth will increase the demand for agricultural commodities that can be produced sustainably (i.e., provide the most amount of product by weight or calories/protein with the least amount of emissions and other adverse environmental impacts). For example, the amount of greenhouse gasses emitted to produce a certain amount (by weight or calories/protein) of beef, lamb, or shellfish is much higher than the amount emitted to produce the same amount (by weight or calories/protein) of grains, legumes or nuts. Using the Adviser’s selection methodology, and specifically considering factors such as water usage, chemical and fertilizer usage, and the ratio of greenhouse gas emissions to weight or calories/protein produced, the Adviser seeks to provide exposure to agricultural commodities that it believes can be produced sustainably. As such, the Fund will primarily invest in Commodities Derivatives tied to grain crops and oilseeds (which include soybeans, hemp and various nuts and legumes), and to a lesser extent in cotton, sugar and coffee. Because of the broad availability of suitable derivatives tied to the agricultural theme, the agriculture portion of the Fund will consist primarily of Commodities Derivatives. To the extent the Adviser seeks to gain exposure to a particular agricultural commodity for which a suitable derivative is not available, the Adviser will invest in the equity securities of issuers that are economically tied to that commodity.

Renewable Energy

The Adviser believes that global demand for renewable energy will continue to increase as countries across the globe seek more sustainable ways to produce power and implement rules and regulations that encourage renewable energy production. The Adviser broadly defines renewable energy as energy from a renewable source (i.e., not depleted when used), such as wind, solar, water, and biomass (i.e., organic material derived from plants and animals).

While certain renewable energy sources are unable to be commoditized (such as the wind or the sun), governments and organizations across the globe have created programs that commoditize the use of renewable energy sources through renewable energy certificate programs. For example, under the U.S. Environmental Protection Agency Renewable Fuel Standard program, refiners and importers of gasoline or diesel fuel can generate renewable identification numbers (“RINs”) when they produce a gallon of renewable fuel (such as ethanol, which is made from biomass). Similar to RINs, various regional organizations in the United States (such as the New England Power Pool Generation Information System) issue and track renewable energy certificates (“RECs”), which are generated when one megawatt-hour of electricity is produced from a renewable source. The Fund may also invest in carbon credits tied to the California Low Carbon Fuel Standard (“LCFS Credits”). RINs, RECs and LCFS Credits can be used by fuel and electricity producers and generators to certify compliance with certain regulatory requirements related to renewable energy production, but they can also be traded on secondary markets.

Because there may not be broad availability of suitable derivatives tied to the renewable energy sources that the Fund seeks exposure to, the renewable energy portion of the Fund will consist of a mix of Commodities Derivatives and Commodities Equities, as determined by the selection methodology described above. Commodities Derivatives will consist of renewable commodity futures (such as ethanol futures and biomass futures, to the extent suitable options are or become available). Commodities Derivatives will also include RIN futures, REC futures and LCFS Credit futures. Commodities Equities will be equity securities of issuers that are economically tied to a particular renewable energy source.

Electrification

“Electrification” refers to the process of replacing technologies that use fossil fuels with technologies that use electricity as a source of energy. The Adviser believes that the global desire to reduce fossil fuel consumption will continue to increase the rate of electrification. The process of electrification is heavily reliant on the production and development of batteries that contain certain industrial metals, precious metals, and rare earth metals (“Metals”). The Fund’s metals investments will initially include metals such as aluminum, cobalt, copper, graphite, iron ore, lithium, nickel, silver, zinc and other metals currently used in electrification. Specific metals may be added or removed as eligible metals when changes occur in the evolution of battery and electrification technology, and when exposure to these metals can be obtained. Because of the broad availability of suitable derivatives tied to the electrification theme, the Adviser will primarily invest in Commodities Derivatives tied to Metals as determined by the selection methodology described above. To the extent the Adviser seeks to gain exposure to a particular Metal for which a suitable derivative is not available, the Adviser will invest in the equity securities of issuers that are economically tied to a particular Metal.

While the Fund is small, the Fund may pursue its electrification theme indirectly by investing in shares of the USCF Sustainable Battery Metals Strategy Fund. The Adviser will waive any advisory fees received as a result of an investment in an affiliated fund.

Collateral Requirements

The portion of the Fund’s assets that are not invested in Commodities Investments or Carbon Offset Investments (as defined below), will be primarily invested, directly or indirectly through the Subsidiary (as defined below), in cash, cash equivalents, money market funds, or short maturity fixed-income investments or a combination thereof. The primary purpose of such investments will be to meet collateral requirements associated with the Fund’s Commodities Derivatives.

Sustainable Strategy

The Fund understands that the production of certain agricultural products and the extraction, production and distribution of Metals required for Electrification are carbon-intensive processes. As such, an important component of the Fund’s sustainable strategy involves purchasing carbon offset investments (“Carbon Offset Investments”) in an amount equal to the estimated aggregate carbon emissions of the Fund’s holdings. By purchasing Carbon Offset Investments, the Fund seeks to mitigate the carbon-intensive nature of certain of the Fund’s Commodities Investments.

After all the Commodities Investments have been selected, the Adviser estimates the carbon emissions associated with each Commodities Investment. The Adviser relies on data published by governmental or multi-national organizations, scientific studies, investment bank/financial service companies, and internationally recognized environmental, social, and governance (“ESG”) research firms to make such estimates. The Adviser then calculates the aggregate carbon emissions from all Commodities Investments in the portfolio and the Fund purchases Carbon Offset Investments in the form of carbon credit futures contracts in an amount equal to the net emissions. Carbon emissions estimates will be updated annually.

Additional Investment Criteria

The Fund’s investments are not restricted in terms of geography. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in instruments denominated in both U.S. dollars and foreign currencies. There is no limit to the percentage of the Fund’s equity investments that may be invested in emerging markets investments. In fact, to the extent the Fund invests in Commodities Equities related to the Fund’s electrification theme, a material portion of those investments will be issued by Chinese companies because globally, the majority of companies that derive their revenues from Metals are Chinese companies. The Fund will invest in Commodities Equities with a minimum capitalization of $100 million at the time of initial investment. Because many of the companies that are “economically tied” to Commodities used in agriculture, renewable energy, and electrification are smaller companies, it is expected that the Fund will invest in companies that would generally be classified as small- or mid-cap based on how such terms are defined by widely used indices. The Fund is “non-diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Subsidiary

Although the Fund may invest in Commodities Derivatives directly, the Fund invests in Commodities Derivatives primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 7 (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Commodities Risk. Exposure to the commodities markets through investments in Commodities Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodities Derivatives, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodities Derivatives.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, the Fund is not permitted to take delivery of the underlying commodity, so as the futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Asset Class Risk. Commodities Investments and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Small and Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Agriculture Companies Risk. Investments in the agricultural sector may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural products, affecting the price of such commodities and the performance of the Fund.

Renewable Energy Companies Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of renewable energy companies have been significantly more volatile than shares of companies operating in other more established industries and such securities may be subject to sharp price declines. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Metals and Mining Companies Risk. The Fund invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production and/or processing costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry. The mining, production, processing, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. For example, China, which produces approximately 80% of the world’s rare earth supplies, has ended its former export quota for rare earth metals following a World Trade Organization ruling. Future moves by China or other countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests. Moreover, while it is expected that China will consume a large percentage of the rare earth metals produced within the country to support its growing economy, China has shown a willingness to flood the market for rare earth metals, which could cause companies in other countries to shut down.

Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

Emerging Markets Risk. The Fund may invest directly or indirectly in companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

China Risk. The Adviser anticipates that a material percentage of the Fund’s equity investment will be in the securities of Chinese issuers. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Therefore, in addition to the risks associated with investments in non-U.S. securities generally, the Fund is subject to certain risks associated specifically with investments in securities of Chinese issuers, including those issuers with securities listed on the Hong Kong Stock Exchange. These risks include, among others: (i) lack of high-quality, reliable disclosure and financial reporting by Chinese issuers, (ii) lack of access to information and regulatory oversight, (iii) frequent trading suspensions and government interventions with respect to Chinese issuers resulting in lack of liquidity and in price volatility, (iv) currency fluctuations, (v) intervention by the Chinese government in the Chinese securities markets, (vi) the risk of nationalization or expropriation of assets, (vii) the risk that the Chinese government may decide not to continue to support economic reform programs, (viii) limitations on the use of brokers, (ix) higher rates of inflation, (x) greater political, economic and social uncertainty, (xi) market volatility caused by any potential regional or territorial conflicts or natural disasters and (xii) increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations.

Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government has never formally accepted the VIE structure. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

Stock Connect Investing Risk. The Fund may invest in China A-shares through Stock Connect. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation (“CSDCC”). The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. Chinese law did not historically recognize the concept of beneficial ownership; while Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.

A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both mainland China and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the Chinese corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to Chinese corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Additionally, uncertainties in permanent Chinese tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.

The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and mainland China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Global Currency Exchange Rate Risk. The price of any non-U.S. investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the investment is profitable. The Fund does not intend to hedge against currency risk.

Carbon Market Risk. The Fund may invest in carbon offset credit derivatives (such as futures) and other carbon-related derivatives, the values of which are linked to emissions allowances related to so-called “cap and trade” programs established by governments and regulators. These programs could be discontinued or the demand for carbon credits could decline, adversely affecting the value of the Fund. The price of carbon offset credits is subject to national and global political events, such as governmental regulation and intervention.

Sustainable Strategy Risk. The ability of the Fund to achieve its strategy of mitigating the carbon-intensive nature of the Fund’s Commodities Investments will be subject to the Adviser’s assessment of the carbon emissions of the Fund’s Commodities Investments, which is not reviewed by any third party. Although the Adviser only intends to reevaluate the emissions estimates of its investments on an annual basis, the emissions profile of a Commodities Investment may change more frequently. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Furthermore, the Adviser’s methodology for measuring carbon emissions of an investment may differ from an investor’s assessment due to a variety of reasons, including, but not limited to, use of different carbon emission data sources. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund invests in Carbon Offset Investments based on the Adviser’s assessment of the level of emissions associated with the Fund’s portfolio, and not based on performance. As such, the Adviser may purchase or sell a Carbon Offset Investment, even if such transaction will adversely impact the performance of the Fund.

Rare Earth Metal Companies Risk. Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials, which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, processing, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro- capitalization companies with volatile share prices and are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking total return over the long term. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or other requirements.

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investment in the Subsidiary and in Commodities Investments as necessary to maintain its qualifications as a RIC.

Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

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The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided in this section once the Fund has annual returns for a full calendar year. Current performance information is available at www.uscfinvestments.com.

Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results. The Fund may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results.
USCF Sustainable Commodity Strategy Fund | Market Risk [Member]
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Market Risk. The trading prices of commodities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. The Fund’s NAV and market price may fluctuate significantly due to market risk. The Fund, and investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

USCF Sustainable Commodity Strategy Fund | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because its portfolio will be actively managed. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

USCF Sustainable Commodity Strategy Fund | Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund will pursue its investment strategy without regard to whether its investment strategy presents adequate diversification among individual holdings. If there are adverse changes in the financial condition of a particular investment, the resulting adverse impact on the performance of the Fund may be more pronounced than if the Fund were more diversified.

USCF Sustainable Commodity Strategy Fund | Long Term Objective Not A Complete Investment Program [Member]
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Long-Term Objective; Not a Complete Investment Program. The Fund is intended for investors seeking total return over the long term. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

USCF Sustainable Commodity Strategy Fund | Small And Mid Capitalization Risk [Member]
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Small and Mid-Capitalization Risk. The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major equity benchmark indices, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

USCF Sustainable Commodity Strategy Fund | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

USCF Sustainable Commodity Strategy Fund | Liquidity Risk [Member]
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Liquidity Risk. The Fund may not always be able to liquidate its positions at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

USCF Sustainable Commodity Strategy Fund | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.

USCF Sustainable Commodity Strategy Fund | Fluctuation Of N A V Risk [Member]
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Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

USCF Sustainable Commodity Strategy Fund | Secondary Market Risk [Member]
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Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio holdings and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

USCF Sustainable Commodity Strategy Fund | Valuation Risk [Member]
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Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or asset, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

USCF Sustainable Commodity Strategy Fund | Foreign Securities Risk [Member]
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Foreign Securities Risk. The Fund may invest in securities that are traded in foreign markets and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements. Investments in foreign securities involve certain considerations and risks not ordinarily associated with investments in securities of U.S. issuers. Foreign companies are not generally subject to the same accounting, auditing and financial standards and requirements as those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than is applicable to U.S. exchanges, brokers and listed companies. In addition, dividend and interest income from foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad, and it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Foreign exchanges may be open on days when the Fund does not price its shares, so the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares of the Fund may trade on days when foreign exchanges are closed, so there may be changes between the last quoted price from the portfolio security’s closed foreign market and the value of the foreign security during the Fund’s domestic trading day. These factors may result in differences between the market price of the Fund’s shares and the underlying value of those shares.

USCF Sustainable Commodity Strategy Fund | Common Stock Risk [Member]
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Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

USCF Sustainable Commodity Strategy Fund | Authorized Participants Risk [Member]
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Authorized Participants Risk. Only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with the Fund’s distributor (“Authorized Participants”) may purchase or redeem shares at NAV. The Distributor has entered into Authorized Participant Agreements with a limited number of institutions on behalf of the Fund. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

USCF Sustainable Commodity Strategy Fund | Emerging Markets Risk [Member]
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Emerging Markets Risk. The Fund may invest directly or indirectly in companies located in emerging market countries. The Fund’s investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. In addition, foreign investors may be required to register or pay taxes or tariffs on the proceeds of securities sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

USCF Sustainable Commodity Strategy Fund | Commodities Risk [Member]
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Commodities Risk. Exposure to the commodities markets through investments in Commodities Investments may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s net asset value (“NAV”) and market price.

USCF Sustainable Commodity Strategy Fund | Commodity Market Regulatory Risk [Member]
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Commodity Market Regulatory Risk. The commodity interest markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the CFTC and futures exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of commodity interest transactions (i.e., futures, options and swaps) in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but it could be substantial and adverse.

USCF Sustainable Commodity Strategy Fund | Derivatives Risk [Member]
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Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodities Derivatives, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange traded funds (“ETFs”) because the Fund will implement its investment strategy primarily through investments in Commodities Derivatives.

Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, the Fund is not permitted to take delivery of the underlying commodity, so as the futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Sustainable Commodity Strategy Fund | Futures Risk [Member]
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Futures Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, the Fund is not permitted to take delivery of the underlying commodity, so as the futures contract approaches its expiration date, the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to the spot prices of the commodities on which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

USCF Sustainable Commodity Strategy Fund | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections afforded to investors in registered investment companies. A shareholder’s cost of investing in the Fund may be higher because shareholders bear the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized or incorporated, respectively, could result in the inability of the Fund or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could negatively affect the Fund.

USCF Sustainable Commodity Strategy Fund | Position Limits Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Position Limits Risk. Accountability levels, position limits, and daily price fluctuation limits set by the futures exchanges and regulations imposed by the CFTC may prevent the Fund from trading certain futures contracts or employing its investment strategies, which could harm the performance of the Fund.

USCF Sustainable Commodity Strategy Fund | Close Out Risk For Qualified Financial Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Close-Out Risk for Qualified Financial Contracts. Regulations adopted by global prudential regulators that are now in effect require counterparties that are part of U.S. or foreign global systemically important banking organizations to include contractual restrictions on close-out and cross-default in agreements relating to qualified financial contracts. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. The restrictions prevent the Fund from closing out a qualified financial contract during a specified time period if the counterparty is subject to resolution proceedings and also prohibit the Fund from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. These requirements may increase credit risk and other risks to the Fund.

USCF Sustainable Commodity Strategy Fund | Commodities Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Tax Risk. The Fund intends to qualify annually as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. The Internal Revenue Service (“IRS”) issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund anticipates that its inclusion of income from the Subsidiary in the Fund’s taxable income will be treated as qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investment in the Subsidiary and in Commodities Investments as necessary to maintain its qualifications as a RIC.

USCF Sustainable Commodity Strategy Fund | Intermediary And Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Intermediary and Counterparty Risk. Futures and options contracts, and other forms of derivatives, as well as fixed income instruments, involve intermediaries or counterparties and therefore subject the Fund to the risk that an intermediary or counterparty could default on its obligations under an agreement, either through the intermediary’s or counterparty’s bankruptcy or general failure to perform its obligations. In the event of default, the Fund may not be able to recover its assets. Moreover, even if the Fund is able to recover some or all of its assets, such recovery could involve lengthy delays. During any such period, the Fund may have difficulty determining the value of its investments associated with the intermediary or counterparty, which in turn could result in the overstatement or understatement of the Fund’s NAV. This may negatively affect the Fund’s share price and may cause the Fund’s shares to trade at a premium or discount to NAV. For exchange-traded derivatives, including the Fund’s investments in futures contracts, a futures commission merchant (“FCM”) serves as the intermediary to the Fund (the FCM, in turn, serves as an intermediary to the applicable clearing organization). In such cases, the Fund faces the risk that the FCM would default on its obligations, including the FCM’s obligation to return margin posted by the Fund.

USCF Sustainable Commodity Strategy Fund | Treasuries Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Treasuries Risk. The Fund may invest in U.S. government securities or obligations (“Treasuries”). The value of Treasuries generally moves inversely with movements in interest rates. The prices of longer maturity securities are generally subject to greater market fluctuations as a result of changes in interest rates. If the Fund is required to sell Treasuries or other U.S. government obligations at a price lower than the price at which they were acquired, the Fund will experience a loss.

USCF Sustainable Commodity Strategy Fund | Fixed Income Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Investment Risk. When the Fund invests in fixed income instruments, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value. Other risk factors associated with fixed income investments include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). The Fund may be subject to a greater risk of rising interest rates as the Federal Reserve continues to increase interest rates after a period of historically low rates.

USCF Sustainable Commodity Strategy Fund | Investing In Other Investment Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Investing in Other Investment Companies Risk. An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

USCF Sustainable Commodity Strategy Fund | Cash Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Management Risk. To the extent the Fund holds cash, the Fund will earn reduced income (if any) on the cash and will be subject to the credit risk of the depository institution holding the cash and any fees imposed on large cash balances. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

USCF Sustainable Commodity Strategy Fund | Global Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Global Currency Exchange Rate Risk. The price of any non-U.S. investment and, therefore, the potential profit and loss on such investment, may be affected by any variance in the foreign exchange rate between the time the order is placed and the time it is liquidated, offset, or exercised. As a result, changes in the value of the local currency relative to the U.S. dollar may cause losses to the Fund even if the investment is profitable. The Fund does not intend to hedge against currency risk.

USCF Sustainable Commodity Strategy Fund | Cash Transaction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transaction Risk. Creation and redemption transactions are generally settled through payments consisting substantially of cash, which will cause the Fund to incur certain costs, such as brokerage and other transaction costs, that it would not incur if it made solely in-kind redemptions. In addition, because the Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an Authorized Participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

USCF Sustainable Commodity Strategy Fund | Asset Class Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Asset Class Risk. Commodities Investments and other assets in the Fund’s portfolio may underperform in comparison to other securities, assets or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors (including the futures markets). Various types of securities or assets may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

USCF Sustainable Commodity Strategy Fund | Repurchase Agreements Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. Repurchase agreements expose the Fund to the risk that the counterparty defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money if the underlying instruments used as collateral lose their value before they can be sold.

USCF Sustainable Commodity Strategy Fund | Options Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (“call”) or sell (“put”) an asset in the future at an agreed upon price prior to the expiration date of the option. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

USCF Sustainable Commodity Strategy Fund | Swaps Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Swaps Risk. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

USCF Sustainable Commodity Strategy Fund | Leverage Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. Borrowing transactions, derivatives transactions, and other investment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or other requirements.

USCF Sustainable Commodity Strategy Fund | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. Since the Fund is new, there can be no assurance that the Fund will grow to or maintain an economically viable size. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

USCF Sustainable Commodity Strategy Fund | Metals And Mining Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Metals and Mining Companies Risk. The Fund invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production and/or processing costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry. The mining, production, processing, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. For example, China, which produces approximately 80% of the world’s rare earth supplies, has ended its former export quota for rare earth metals following a World Trade Organization ruling. Future moves by China or other countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests. Moreover, while it is expected that China will consume a large percentage of the rare earth metals produced within the country to support its growing economy, China has shown a willingness to flood the market for rare earth metals, which could cause companies in other countries to shut down.

USCF Sustainable Commodity Strategy Fund | China Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

China Risk. The Adviser anticipates that a material percentage of the Fund’s equity investment will be in the securities of Chinese issuers. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Therefore, in addition to the risks associated with investments in non-U.S. securities generally, the Fund is subject to certain risks associated specifically with investments in securities of Chinese issuers, including those issuers with securities listed on the Hong Kong Stock Exchange. These risks include, among others: (i) lack of high-quality, reliable disclosure and financial reporting by Chinese issuers, (ii) lack of access to information and regulatory oversight, (iii) frequent trading suspensions and government interventions with respect to Chinese issuers resulting in lack of liquidity and in price volatility, (iv) currency fluctuations, (v) intervention by the Chinese government in the Chinese securities markets, (vi) the risk of nationalization or expropriation of assets, (vii) the risk that the Chinese government may decide not to continue to support economic reform programs, (viii) limitations on the use of brokers, (ix) higher rates of inflation, (x) greater political, economic and social uncertainty, (xi) market volatility caused by any potential regional or territorial conflicts or natural disasters and (xii) increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations.

Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government has never formally accepted the VIE structure. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

USCF Sustainable Commodity Strategy Fund | Stock Connect Investing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Stock Connect Investing Risk. The Fund may invest in China A-shares through Stock Connect. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation (“CSDCC”). The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with CSDCC and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on HKSCC’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. Chinese law did not historically recognize the concept of beneficial ownership; while Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.

USCF Sustainable Commodity Strategy Fund | Carbon Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Carbon Market Risk. The Fund may invest in carbon offset credit derivatives (such as futures) and other carbon-related derivatives, the values of which are linked to emissions allowances related to so-called “cap and trade” programs established by governments and regulators. These programs could be discontinued or the demand for carbon credits could decline, adversely affecting the value of the Fund. The price of carbon offset credits is subject to national and global political events, such as governmental regulation and intervention.

USCF Sustainable Commodity Strategy Fund | Sustainable Strategy Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Sustainable Strategy Risk. The ability of the Fund to achieve its strategy of mitigating the carbon-intensive nature of the Fund’s Commodities Investments will be subject to the Adviser’s assessment of the carbon emissions of the Fund’s Commodities Investments, which is not reviewed by any third party. Although the Adviser only intends to reevaluate the emissions estimates of its investments on an annual basis, the emissions profile of a Commodities Investment may change more frequently. Moreover, the Adviser’s methodology for assessing the Fund’s carbon emissions exposure may differ from the methodology used by others. Furthermore, the Adviser’s methodology for measuring carbon emissions of an investment may differ from an investor’s assessment due to a variety of reasons, including, but not limited to, use of different carbon emission data sources. The Adviser’s methodology for calculating the Fund’s carbon emissions exposure could prove to be imperfect or may not achieve its intended results. The Fund invests in Carbon Offset Investments based on the Adviser’s assessment of the level of emissions associated with the Fund’s portfolio, and not based on performance. As such, the Adviser may purchase or sell a Carbon Offset Investment, even if such transaction will adversely impact the performance of the Fund.

USCF Sustainable Commodity Strategy Fund | Rare Earth Metal Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Rare Earth Metal Companies Risk. Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials, which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, processing, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro- capitalization companies with volatile share prices and are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

USCF Sustainable Commodity Strategy Fund | Illiquid Investments Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices.

USCF Sustainable Commodity Strategy Fund | Agriculture Companies Risk [Member]
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Agriculture Companies Risk. Investments in the agricultural sector may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural products, affecting the price of such commodities and the performance of the Fund.

USCF Sustainable Commodity Strategy Fund | Renewable Energy Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Renewable Energy Companies Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of renewable energy companies have been significantly more volatile than shares of companies operating in other more established industries and such securities may be subject to sharp price declines. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

USCF Sustainable Commodity Strategy Fund | USCF Sustainable Commodity Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZSC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%	[15]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[18],[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 207

[1]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	Reflects no deductions for fees, expenses or taxes.
[3]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[4]	Reflects no deductions for fees, expenses or taxes.
[5]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all direct expenses of the Fund, including the costs of investing in the Subsidiary (as defined below), except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[7]	The Adviser has contractually agreed through October 31, 2025 to waive 0.20% of its management fees. The agreement may be amended or terminated prior to October 31, 2025 only by agreement of the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”) and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2025, the Adviser, in its sole discretion, may choose to renew or amend the agreement, subject to approval by the Board. Amounts waived are not subject to recoupment by the Adviser.
[8]	Reflects no deductions for fees, expenses or taxes.
[9]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all direct expenses of the Fund, including the costs of investing in the Subsidiary (as defined below), except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[11]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all direct expenses of the Fund, including the costs of investing in the Subsidiary (as defined below) except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[12]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all direct expenses of the Fund, including the costs of investing in the Subsidiary (as defined below) except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[13]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[14]	The Adviser has contractually agreed, through October 31, 2025 to waive 0.20% of its management fee. The agreement may be amended or terminated prior to October 31, 2025 only by agreement of the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”) and the Adviser, and will terminate automatically if the advisory agreement between the Adviser and the Fund is terminated. After October 31, 2025, the Adviser, in its sole discretion may choose to renew or amend the agreement, subject to approval by the Board. Amounts waived are not subject to recoupment by the Adviser.
[15]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all direct expenses of the Fund, including the costs of investing in the Subsidiary (as defined below), except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[16]	Other Expenses are based on estimated amounts for the current fiscal year.
[17]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.
[18]	The Adviser has contractually agreed to permanently waive any management fees received in connection with the Fund’s investment in any affiliated fund. The agreement may be amended or terminated only by agreement of the Board and the Adviser, and will terminate automatically if the advisory agreement between the Adviser and the Fund is terminated. Amounts waived are not subject to recoupment by the Adviser. The amount of this waiver is based on estimations for the Fund’s current fiscal year.
[19]	The Adviser has contractually agreed, through October 31, 2025 to waive 0.20% of its management fee. The agreement may be amended or terminated prior to October 31, 2025 only by agreement of the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”) and the Adviser, and will terminate automatically if the advisory agreement between the Adviser and the Fund is terminated. After October 31, 2025, the Adviser, in its sole discretion may choose to renew or amend the agreement, subject to approval by the Board. Amounts waived are not subject to recoupment by the Adviser.